UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4279

Securian Funds Trust
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS.

Filed herewith.

SFT Advantus Bond Fund

Investments in Securities

September 30, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (95.7%)
Government Obligations (39.9%)
Other Government Obligations (1.9%)
Provincial or Local Government Obligations (1.9%)
County of Sarasota FL, 7.016%, 10/01/40	$515,000	$600,686
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	1,185,000	1,476,285
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,150,000	1,323,363
4.926%, 10/01/51	3,055,000	3,819,666
		7,220,000
U.S. Government Agencies and Obligations (38.0%)
Export-Import Bank of the United States (1.1%)
Helios Leasing I LLC, 2.018%, 05/29/24	659,408	665,731
Tagua Leasing LLC
1.732%, 09/18/24	690,952	689,306
1.900%, 07/12/24	594,773	597,792
Ulani MSN 37894, 2.184%, 12/20/24	1,556,739	1,581,208
Union 13 Leasing LLC, 1.870%, 06/28/24	524,519	526,709
		4,060,746
Federal Home Loan Mortgage Corporation (FHLMC) (7.4%)
2.500%, 03/01/28	629,312	654,034
2.725%, 09/25/24 (b)	2,000,000	2,062,024
3.000%, 08/01/42	635,011	665,790
3.000%, 04/01/43	1,123,060	1,177,112
3.000%, 07/01/45	917,206	953,983
3.500%, 10/01/25	300,586	322,483
3.500%, 08/01/42	666,236	711,452
3.500%, 05/25/45	1,297,091	1,336,522
3.500%, 03/01/46	1,837,717	1,938,528
4.000%, 02/01/20	461,436	475,750
4.000%, 09/01/40	583,725	635,785
4.000%, 10/01/40	604,337	648,191
4.000%, 11/01/40	2,318,296	2,542,963
4.000%, 02/01/41	498,613	542,491
4.000%, 08/01/41	688,952	745,593
4.000%, 07/01/42	596,621	642,315
4.500%, 01/01/41	762,448	836,428
4.500%, 02/01/41	615,982	676,632
4.500%, 03/01/41	783,100	866,068
4.500%, 04/01/41	870,105	968,725
5.000%, 04/01/35	143,491	158,893
5.000%, 08/01/35	55,978	62,574
5.000%, 11/01/35	152,510	169,487
5.000%, 11/01/39	484,415	546,562
5.000%, 03/01/40	2,629,610	2,971,656
5.000%, 04/01/40	428,384	478,554
5.000%, 08/01/40	260,546	289,495
5.500%, 12/01/17	15,455	15,687
5.500%, 06/01/20	55,593	58,095
5.500%, 10/01/20	112,057	118,989
5.500%, 11/01/23	132,481	148,571
5.500%, 05/01/34	893,871	1,030,014
5.500%, 10/01/34	335,089	379,589
5.500%, 07/01/35	423,484	481,882
5.500%, 10/01/35	431,854	495,044
5.500%, 12/01/38	309,636	353,005
6.000%, 11/01/33	339,679	393,856
6.500%, 09/01/32	71,520	86,114
6.500%, 06/01/36	359,251	427,619
7.000%, 12/01/37	106,074	115,837
		28,184,392
Federal National Mortgage Association (FNMA) (14.7%)
1.875%, 01/25/29 (b)	89,012	89,383
2.500%, 11/01/27	601,484	620,643
2.500%, 07/01/28	727,287	755,641
2.500%, 10/01/31 (c)	340,000	352,157
3.000%, 06/01/22	325,456	342,012
3.000%, 11/01/27	122,636	128,942
3.000%, 10/01/31 (c)	2,380,000	2,498,628
3.000%, 03/01/42	606,758	631,950
3.000%, 04/01/43	735,927	766,602
3.000%, 05/01/43	1,467,396	1,528,431
3.000%, 06/01/43	370,217	385,705
3.000%, 09/01/43	868,950	905,147
3.500%, 11/01/25	400,472	426,160
3.500%, 01/01/26	386,930	411,703
3.500%, 11/01/40	537,155	577,674
3.500%, 01/01/41	491,045	524,018
3.500%, 02/01/41	322,388	347,714
3.500%, 04/01/41	548,813	585,796
3.500%, 11/01/41	2,940,114	3,139,802
3.500%, 01/01/42	2,785,757	2,948,078
3.500%, 04/01/42	2,986,427	3,161,958
3.500%, 08/01/42	2,046,977	2,183,827
3.500%, 01/01/43	469,133	496,880
3.500%, 03/01/43	1,679,014	1,804,795
3.500%, 05/01/43	1,478,523	1,586,545
3.500%, 05/01/45	1,476,105	1,559,560
3.500%, 10/01/45	890,393	939,283
3.500%, 10/01/46 (c)	1,000,000	1,055,156
4.000%, 04/01/41	1,657,718	1,807,493
4.000%, 08/01/41	557,405	600,724
4.000%, 09/01/41	895,068	974,281
4.000%, 04/01/44	3,453,123	3,709,705

See accompanying notes to investments in securities.

	Principal	Value(a)
4.000%, 08/01/44	$482,657	$519,926
4.000%, 10/01/46 (c)	600,000	644,391
4.500%, 05/01/35	168,093	184,848
4.500%, 07/01/35	581,956	638,062
4.500%, 06/01/39	338,571	375,112
4.500%, 04/01/41	2,197,193	2,443,684
4.500%, 07/01/41	2,073,319	2,278,707
5.000%, 05/01/18	9,018	9,266
5.000%, 06/01/18	19,933	20,482
5.000%, 07/01/18	46,378	47,657
5.000%, 07/01/23	126,781	140,694
5.000%, 11/01/33	72,650	81,059
5.000%, 05/01/34	22,537	25,138
5.000%, 12/01/34	328,877	369,495
5.000%, 04/01/35	81,288	90,870
5.000%, 08/01/35	103,789	115,446
5.000%, 04/01/38	280,051	317,603
5.000%, 12/01/39	381,712	433,473
5.000%, 04/01/41	468,648	531,701
5.500%, 09/01/17	4,303	4,351
5.500%, 02/01/18	22,564	23,021
5.500%, 03/01/18	38,246	39,096
5.500%, 04/01/33	509,991	586,874
5.500%, 12/01/33	132,417	152,769
5.500%, 01/01/34	186,263	211,806
5.500%, 02/01/34	180,878	206,837
5.500%, 03/01/34	356,466	408,885
5.500%, 04/01/34	177,663	201,401
5.500%, 09/01/34	73,935	84,885
5.500%, 02/01/35	252,314	288,614
5.500%, 04/01/35	419,324	476,757
5.500%, 06/01/35	65,971	74,786
5.500%, 08/01/35	183,064	208,086
5.500%, 10/01/35	496,238	573,855
5.500%, 11/01/35	128,345	146,006
5.500%, 12/01/35	100,997	114,862
5.500%, 12/01/39	166,286	189,896
6.000%, 09/01/17	23,808	24,144
6.000%, 08/01/23	105,176	116,399
6.000%, 10/01/32	362,153	422,675
6.000%, 11/01/32	268,071	315,263
6.000%, 03/01/33	401,965	472,043
6.000%, 04/01/33	21,636	24,768
6.000%, 12/01/33	132,834	154,143
6.000%, 01/01/36	92,784	107,957
6.000%, 08/01/37	57,493	66,041
6.000%, 09/01/37	147,283	171,393
6.000%, 10/01/38	273,717	323,096
6.000%, 12/01/38	157,213	181,512
6.000%, 06/01/40	67,609	77,505
6.500%, 12/01/31	102,967	123,015
6.500%, 02/01/32	34,875	40,471
6.500%, 04/01/32	156,122	187,152
6.500%, 05/01/32	45,000	51,834
6.500%, 07/01/32	122,838	141,726
6.500%, 08/01/32	200,013	239,898
6.500%, 09/01/32	121,238	143,568
6.500%, 10/01/32	182,978	219,384
6.500%, 11/01/37	104,722	120,625
7.000%, 07/01/31	96,169	114,488
7.000%, 09/01/31	200,061	242,583
7.000%, 11/01/31	278,634	326,902
7.000%, 02/01/32	44,257	51,102
7.000%, 03/01/32	28,821	34,641
7.000%, 07/01/32	82,946	96,455
7.500%, 04/01/31	130,352	149,573
7.500%, 05/01/31	30,263	34,787
		55,881,937
Government National Mortgage Association (GNMA) (3.3%)
0.009%, 06/17/45 (b) (d)	453,909	159
3.000%, 03/15/45	1,358,340	1,423,742
3.000%, 03/20/45	1,278,033	1,340,617
3.000%, 04/15/45	1,826,596	1,914,544
3.000%, 10/01/46 (c)	1,000,000	1,047,578
3.250%, 11/20/35	417,223	442,907
3.500%, 10/20/43	934,265	994,555
3.500%, 02/20/45	663,537	704,855
3.500%, 03/20/45	739,305	785,508
3.500%, 04/20/46	1,488,801	1,583,215
3.750%, 03/20/46	832,016	888,789
5.000%, 12/15/39	37,476	42,691
5.000%, 01/15/40	622,462	696,596
5.500%, 07/15/38	298,726	343,025
5.500%, 10/15/38	359,889	413,408
8.500%, 10/15/22	13,122	13,269
		12,635,458
U.S. Treasury (11.5%)
U.S. Treasury Bond
2.500%, 05/15/46	2,930,000	3,032,550
5.375%, 02/15/31 (e)	5,115,000	7,462,504
U.S. Treasury Note
0.750%, 07/15/19	700,000	697,731
0.875%, 10/15/18	10,000	10,016
0.875%, 05/15/19	370,000	370,188
1.125%, 08/31/21	22,165,000	22,142,480
1.375%, 08/31/23	9,340,000	9,310,812
1.500%, 08/15/26	735,000	727,851
		43,754,132
Total government obligations (cost: $143,714,893)		151,736,665

See accompanying notes to investments in securities.

	Principal	Value(a)
Asset-Backed Securities (4.5%)
Asset-Backed Securities (4.5%)
Appalachian Consumer Rate Relief Funding LLC, 3.772%, 08/01/31	$780,000	$862,560
CarMax Auto Owner Trust, 2.160%, 08/16/21	1,300,000	1,313,018
Chrysler Capital Auto Receivables Trust, 2.930%, 08/17/20 (f)	600,000	605,250
Conseco Financial Corp., 6.400%, 10/15/18	12,526	12,531
CountryPlace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (b) (f)	1,755,000	1,822,886
Countrywide Asset-Backed Certificates, 5.934%, 05/25/37 (b)	1,482,631	1,429,066
Earnest Student Loan Program LLC, 3.020%, 05/25/34 (f)	1,711,645	1,717,537
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (f) (g) (h) (i)	415,860	418,979
Foursight Capital Automobile Receivables Trust, 3.710%, 01/18/22 (f)	1,200,000	1,198,510
Global SC Finance II SRL, 2.980%, 04/17/28	—	—
GMAC Mortgage Corp. Loan Trust, 5.952%, 08/25/37 (b)	3,095,000	2,962,251
Longtrain Leasing III LLC 2015-1A Class A1, 2.980%, 01/15/45 (f) (g)	1,287,672	1,269,821
Origen Manufactured Housing Contract Trust, 5.860%, 06/15/36 (b)	287,988	302,778
TAL Advantage V LLC, 3.510%, 02/22/39 (f)	411,625	404,856
TCF Auto Receivables Owner Trust, 2.060%, 04/15/20 (f)	1,830,000	1,843,808
Trip Rail Master Funding LLC, 2.863%, 04/15/44 (f)	388,334	386,746
Wheels SPV 2 LLC, 1.870%, 05/20/25 (f)	450,000	450,336
Total asset-backed securities (cost: $16,995,497)		17,000,933

Other Mortgage-Backed Securities (5.7%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (0.4%)
Credit-Based Asset Servicing and Securitization LLC, 5.233%, 10/25/36 (f) (j)	988,012	1,021,823
JPMorgan Mortgage Trust, 2.869%, 11/25/33 (b)	326,815	299,622
Mellon Residential Funding Corp., 6.750%, 06/25/28	7,473	7,555
		1,329,000
Commercial Mortgage-Backed Securities (5.3%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (f)	537,373	542,419
American Tower Trust I, 1.551%, 03/15/43 (f)	1,420,000	1,416,854
Aventura Mall Trust 2013-AVM, 3.743%, 12/05/32 (b) (f)	1,000,000	1,061,412
Banc of America Re-Remic Trust, 4.325%, 08/15/46 (b) (f)	1,350,000	1,551,279
Citigroup Commercial Mortgage Trust
3.008%, 01/12/30 (b) (f)	725,000	721,980
3.196%, 10/10/49 (c)	2,000,000	2,059,976
Hometown Commercial Mortgage
5.506%, 11/11/38 (f) (g)	153,809	141,418
6.057%, 06/11/39 (f) (g)	387,394	288,802
JPMorgan Chase Commercial Mortgage Securities Corp.
2.151%, 12/05/27 (b) (d) (f) (g)	10,360,665	562,343
3.144%, 08/15/49 (i)	500,000	510,742
5.633%, 12/05/27 (f)	2,165,000	2,393,898
Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29 (b)	279,710	279,301
Morgan Stanley Capital I Trust
3.201%, 08/05/34 (f)	860,000	896,748
3.451%, 08/05/34 (f)	550,000	570,694
Multi Security Asset Trust, 5.880%, 11/28/35 (b) (f) (g)	1,540,000	1,490,931
Vornado DP LLC, 4.004%, 09/13/28 (f)	1,475,000	1,588,158
Wells Fargo Commercial Mortgage Trust
2.814%, 08/15/49	2,165,000	2,200,194
3.148%, 05/15/48	1,560,000	1,634,110

See accompanying notes to investments in securities.

	Principal	Value(a)
WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	$345,000	$373,784
		20,285,043
Total other mortgage-backed securities (cost: $21,345,150)		21,614,043

Corporate Obligations (45.6%)
Basic Materials (0.2%)
Chemicals (0.2%)
Westlake Chemical Corp., 5.000%, 08/15/46 (f)	925,000	928,769

Communications (1.9%)
Media (0.3%)
Viacom, Inc., 3.450%, 10/04/26	1,250,000	1,249,263

Telecommunication (0.9%)
AT&T, Inc., 4.500%, 03/09/48 (f)	1,069,000	1,074,598
Crown Castle Towers LLC
3.222%, 05/15/42 (f)	1,950,000	2,010,450
6.113%, 01/15/40 (f)	440,000	487,630
		3,572,678
Telephone Services (0.7%)
SBA Tower Trust, 2.240%, 04/15/43 (f)	2,440,000	2,447,459

Consumer Cyclical (2.2%)
Auto/Truck Parts & Equipment-Original (2.2%)
Ford Motor Credit Co. LLC, 1.483%, 03/27/17 (b)	2,000,000	2,001,506
General Motors Co., 6.750%, 04/01/46	950,000	1,190,992
General Motors Financial Co., Inc.
2.400%, 05/09/19	1,675,000	1,684,444
4.375%, 09/25/21	590,000	630,149
5.250%, 03/01/26	2,500,000	2,745,710
		8,252,801
Consumer, Non-cyclical (1.7%)
Drugstore Chains (1.1%)
CVS Pass-Through Trust
5.880%, 01/10/28	441,096	504,763
6.036%, 12/10/28	2,386,423	2,768,377
6.943%, 01/10/30	632,098	770,414
		4,043,554
Food (0.6%)
Flowers Foods, Inc.
3.500%, 10/01/26	1,150,000	1,147,509
4.375%, 04/01/22	1,000,000	1,081,256
		2,228,765
Energy (5.5%)
Oil, Gas & Consumable Fuels (0.3%)
Tesoro Corp., 4.250%, 10/01/17	1,135,000	1,157,700

Pipelines (5.2%)
Boardwalk Pipelines L.P.
3.375%, 02/01/23	1,040,000	986,795
5.200%, 06/01/18	400,000	406,897
5.750%, 09/15/19	2,629,000	2,801,249
Buckeye Partners L.P., 5.600%, 10/15/44	3,000,000	3,108,315
Enterprise Products Operating LLC, 7.034%, 01/15/68 (b)	1,835,000	1,939,210
NuStar Logistics L.P., 8.150%, 04/15/18	2,986,000	3,224,880
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,459,256
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	2,500,000	3,116,555
Transcanada Trust, 5.875%, 08/15/76 (b) (h)	1,575,000	1,666,350
		19,709,507
Financial (13.9%)
Banks (8.2%)
Bank of America Corp.
4.000%, 01/22/25	1,650,000	1,710,037
5.875%, 01/05/21	765,000	877,345
3.950%, 04/21/25	780,000	807,458
Capital One Financial Corp.
3.750%, 07/28/26	2,000,000	2,007,088
5.550%, 06/01/20 (b)	2,915,000	2,966,012
Capital One NA/Mclean VA, 1.617%, 09/13/19 (b)	1,500,000	1,499,123
Citigroup, Inc.
4.400%, 06/10/25	1,500,000	1,588,186
5.950%, 05/15/25 (b)	2,150,000	2,193,215
Citizens Bank NA, 2.300%, 12/03/18	1,250,000	1,264,443
Compass Bank, 3.875%, 04/10/25	2,500,000	2,445,472
Discover Bank
3.100%, 06/04/20	2,250,000	2,314,667
3.450%, 07/27/26	1,900,000	1,911,094

See accompanying notes to investments in securities.

	Principal	Value(a)
8.700%, 11/18/19	$322,000	$371,458
Huntington Bancshares, Inc., 3.150%, 03/14/21	1,500,000	1,554,975
JPMorgan Chase & Co., 5.000%, 07/01/19 (b)	1,700,000	1,676,200
Morgan Stanley
3.125%, 07/27/26	800,000	804,783
5.450%, 07/15/19 (b)	1,870,000	1,876,246
5.500%, 07/28/21	740,000	843,990
The Goldman Sachs Group, Inc., 1.755%, 04/25/19 (b)	2,415,000	2,433,125
		31,144,917
Diversified Financial Services (1.2%)
Block Financial LLC, 4.125%, 10/01/20	2,050,000	2,148,668
Raymond James Financial, Inc., 4.950%, 07/15/46	2,425,000	2,468,369
		4,617,037
Insurance (2.3%)
Liberty Mutual Group, Inc., 6.500%, 05/01/42 (f)	1,805,000	2,243,729
Peachtree Corners Funding Trust, 3.976%, 02/15/25 (f)	1,825,000	1,836,952
TIAA Asset Management Finance Co. LLC
2.950%, 11/01/19 (f)	1,345,000	1,385,874
4.125%, 11/01/24 (f)	1,150,000	1,212,362
Unum Group, 5.750%, 08/15/42	1,975,000	2,233,978
		8,912,895
Real Estate Investment Trust — Health Care (0.8%)
Ventas Realty L.P./ Ventas Capital Corp., 2.700%, 04/01/20	2,800,000	2,869,322

Real Estate Investment Trust — Single Tenant (1.1%)
Select Income REIT, 2.850%, 02/01/18	4,080,000	4,104,223

Real Estate Investment Trust-Hotels (0.3%)
Hospitality Properties Trust, 4.650%, 03/15/24	920,000	945,393

Health Care (3.5%)
Health Care Providers & Services (2.0%)
Aetna, Inc.
2.800%, 06/15/23	425,000	433,984
4.250%, 06/15/36	1,000,000	1,035,746
4.375%, 06/15/46	1,425,000	1,492,185
Express Scripts Holding Co., 3.000%, 07/15/23	1,700,000	1,726,676
NYU Hospitals Center, 4.428%, 07/01/42	1,480,000	1,584,494
Sinai Health System, 3.034%, 01/20/36	1,520,000	1,586,005
		7,859,090
Medical Products/Supplies (0.8%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	2,700,000	2,954,580

Pharmaceuticals (0.7%)
Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/23 (h)	2,550,000	2,556,543

Industrials (1.5%)
Aerospace & Defense (0.6%)
Newell Brands, Inc., 5.000%, 11/15/23 (f)	2,000,000	2,129,330

Electrical Equipment (0.4%)
Keysight Technologies, Inc., 3.300%, 10/30/19	1,500,000	1,526,835

Machinery (0.5%)
Pentair Finance S.A., 3.625%, 09/15/20 (h)	1,925,000	1,993,726

Information Technology (0.5%)
Software (0.5%)
Microsoft Corp., 3.950%, 08/08/56	2,050,000	2,076,904

Technology (1.1%)
Computers (0.8%)
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.450%, 06/15/23 (f)	1,790,000	1,917,908
8.350%, 07/15/46 (f)	980,000	1,173,404
		3,091,312
Software & Services (0.3%)
Hewlett Packard Enterprise Co., 2.850%, 10/05/18 (f)	1,175,000	1,197,188

See accompanying notes to investments in securities.

	Principal	Value(a)
Transportation (6.1%)
Airlines (4.9%)
Air Canada 2015 -1 Class C Pass Through Trust, 5.000%, 03/15/20 (f) (h)	$2,000,000	$2,020,000
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22	541,104	611,448
American Airlines 2013-1 Class B Pass Through Trust, 5.625%, 01/15/21 (f)	1,930,132	2,019,400
American Airlines 2013-2 Class B Pass Through Trust, 5.600%, 01/15/22 (f) (g)	1,380,028	1,443,854
American Airlines 2015-1 Class B Pass Through Trust, 3.700%, 11/01/24	953,675	932,217
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/25	558,207	585,420
British Airways PLC, 5.625%, 12/20/21 (f)	574,927	605,111
Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 05/10/21	1,384,752	1,582,079
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.750%, 11/07/21	600,416	648,450
Delta Air Lines 2012-1 Class B Pass Through Trust, 6.875%, 05/07/19 (f)	1,498,277	1,618,139
Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	654,466	675,736
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	634,499	648,775
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	2,486,624	2,523,924
United Airlines, Inc., 10.400%, 05/01/18	354,797	355,223
US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24	1,229,128	1,391,987
US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/26	222,954	243,019
Virgin Australia 2013-1B Trust, 6.000%, 04/23/22 (f) (h)	695,002	705,427
		18,610,209
Transport — Rail (1.2%)
BNSF Funding Trust I, 6.613%, 12/15/55 (b)	3,785,000	4,367,436

Utilities (7.5%)
Electric Companies (1.0%)
Dominion Gas Holdings LLC, 2.500%, 12/15/19	1,470,000	1,509,645
Indianapolis Power & Light Co., 4.700%, 09/01/45 (f)	1,900,000	2,161,153
		3,670,798
Electric Utilities (5.4%)
Cleco Corporate Holdings LLC
3.743%, 05/01/26 (f)	1,125,000	1,171,081
4.973%, 05/01/46 (f)	2,000,000	2,181,736
Dominion Resources, Inc.
2.962%, 07/01/19 (j)	750,000	769,804
5.750%, 10/01/54 (b)	1,800,000	1,862,640
Duke Energy Corp.
2.650%, 09/01/26	850,000	834,077
3.750%, 09/01/46	1,300,000	1,260,706
El Paso Electric Co., 5.000%, 12/01/44	1,165,000	1,372,798
Electricite de France SA, 1.156%, 01/20/17 (b) (f) (g) (h)	1,850,000	1,850,853
Entergy Corp., 4.000%, 07/15/22	1,200,000	1,301,730
Exelon Corp., 5.100%, 06/15/45	1,275,000	1,479,273
Exelon Generation Co. LLC, 2.950%, 01/15/20	2,275,000	2,344,808
IPALCO Enterprises, Inc., 3.450%, 07/15/20	1,400,000	1,435,000

See accompanying notes to investments in securities.

	Principal	Value(a)
Massachusetts Electric Co., 4.004%, 08/15/46 (f)	$2,675,000	$2,781,778
		20,646,284
Gas Utilities (1.1%)
AGL Capital Corp., 3.875%, 11/15/25	1,650,000	1,773,234
Brooklyn Union Gas Co., 4.504%, 03/10/46 (f)	1,300,000	1,467,974
Southern Co. Gas Capital Corp., 3.950%, 10/01/46	1,000,000	1,010,802
		4,252,010
Total corporate obligations (cost: $166,470,375)		173,116,528
Total long-term debt securities (cost: $348,525,915)		363,468,169

	Shares
Short-Term Securities (6.1%)
Investment Companies (6.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.270% (k)	23,245,722	23,245,722
Total short-term securities (cost: $23,245,722)		23,245,722
Total investments in securities (cost: $371,771,637) (l)		386,713,891
Liabilities in excess of cash and other assets (-1.8%)		(6,912,801)
Total net assets (100.0%)		$379,801,090

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Variable rate security.

(c)          Security is issued on a when-issued or forward commitment basis. As of September 30, 2016 the total cost of investments issued on a when-issued or forward commitment basis was $7,640,516.

(d)         Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)          Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2016, securities with an aggregate market value of $437,684 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)

5 Year U.S. Treasury Note	December 2016	196	Long	$114,264
2 Year U.S. Treasury Note	December 2016	3	Long	1,163
U.S. Long Bond	December 2016	20	Long	(14,437)
10 Year U.S. Treasury Note	December 2016	143	Short	(102,102)
		362		$(1,112)

(f)           Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(g)          Illiquid security. (See Note 3.)

(h)         Foreign security: The Fund held 3.0% of net assets in foreign securities at September 30, 2016.

(i)             These securities are being fair-valued according to procedures approved by the Board of Trustees.

(j)            Step rate security.

(k)         All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of September 30, 2016.

(l)             At September 30, 2016 the cost of securities for federal income tax purposes was $372,920,158. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$15,248,875
Gross unrealized depreciation	(1,455,142)
Net unrealized appreciation	$13,793,733

See accompanying notes to investments in securities.

SFT Advantus Dynamic Managed Volatility Fund (Formerly SFT Advantus Managed Volatility Fund)

Investments in Securities

September 30, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (36.6%)
Government Obligations (1.4%)
U.S. Government Agencies and Obligations (1.4%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.5%)
3.000%, 09/01/43	$193,408	$201,411
3.500%, 10/01/44	353,175	372,549
3.500%, 11/01/44	354,926	374,396
3.500%, 12/01/44	370,693	391,027
		1,339,383
Federal National Mortgage Association (FNMA) (0.5%)
3.000%, 04/01/43	292,516	305,273
3.000%, 05/01/43	134,355	139,917
3.000%, 06/01/43	369,610	385,034
3.500%, 08/01/42	165,079	176,115
3.500%, 02/01/43	179,324	193,056
		1,199,395
U.S. Treasury (0.4%)
U.S. Treasury Note, 0.625%, 04/30/18 (b)	1,000,000	998,359

Total government obligations (cost: $3,422,701)		3,537,137

Asset-Backed Security (0.4%)
Longtrain Leasing III LLC 2015-1A Class A2, 4.060%, 01/15/45 (c) (d)	1,000,000	939,471
Total asset-backed securities (cost: $999,572)		939,471

Other Mortgage-Backed Securities (0.4%)
Commercial Mortgage-Backed Securities (0.4%)
CSMC Mortgage Trust, 4.276%, 11/15/37 (d) (e)	1,000,000	1,032,588
Total other mortgage-backed securities (cost: $1,008,749)		1,032,588

Corporate Obligations (34.4%)
Basic Materials (0.1%)
Mining (0.1%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (f)	250,000	262,469

Communications (1.8%)
Cable/Satellite TV (0.3%)
Comcast Corp.
4.200%, 08/15/34	500,000	552,855
4.650%, 07/15/42	250,000	288,901
		841,756
Media (1.0%)
CBS Corp.,
3.500%, 01/15/25	750,000	771,296
4.000%, 01/15/26	250,000	265,154
Time Warner, Inc., 4.850%, 07/15/45	1,000,000	1,117,860
Viacom, Inc., 5.625%, 09/15/19	250,000	273,273
		2,427,583
Telecommunication (0.4%)
Crown Castle Towers LLC, 3.663%, 05/15/25 (d)	1,000,000	1,054,010

Wireless Telecommunication Services (0.1%)
Rogers Communications, Inc., 4.100%, 10/01/23 (f)	250,000	277,266

Consumer Cyclical (1.3%)
Home Furnishings (0.4%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	1,034,518

Retail (0.9%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	1,035,696
Target Corp., 3.500%, 07/01/24	750,000	820,018
Wal-Mart Stores, Inc., 1.950%, 12/15/18	250,000	254,622
		2,110,336
Consumer Staples (0.5%)
Beverages (0.2%)
The Coca-Cola Co., 3.200%, 11/01/23 (b)	500,000	537,805

Consumer Products — Miscellaneous (0.3%)
Johnson (S.C.) & Son, Inc., 3.350%, 09/30/24 (d)	750,000	788,848

Consumer, Non-cyclical (0.9%)
Commercial Service — Finance (0.1%)
Moody’s Corp., 4.875%, 02/15/24	250,000	284,395

See accompanying notes to investments in securities.

	Principal	Value(a)
Drugstore Chains (0.1%)
CVS Pass-Through Trust, 6.943%, 01/10/30	$192,713	$234,882

Food (0.5%)
ConAgra Foods, Inc., 5.819%, 06/15/17	250,000	257,148
Flowers Foods, Inc., 3.500%, 10/01/26	1,000,000	997,834
		1,254,982
Pharmaceuticals (0.2%)
Novartis Capital Corp., 3.400%, 05/06/24	500,000	547,144

Energy (5.1%)
Oil, Gas & Consumable Fuels (2.5%)
Apache Corp., 3.250%, 04/15/22	181,000	185,732
Chevron Corp., 3.191%, 06/24/23	250,000	266,288
Ensco PLC, 4.500%, 10/01/24 (f)	750,000	540,000
EOG Resources, Inc., 2.625%, 03/15/23	250,000	249,569
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	755,617
Noble Energy, Inc., 3.900%, 11/15/24	1,000,000	1,019,908
Phillips 66, 4.650%, 11/15/34	1,000,000	1,082,190
Rowan Cos., Inc., 4.750%, 01/15/24	500,000	407,500
Total Capital International SA, 3.750%, 04/10/24 (f)	750,000	827,034
Valero Energy Corp., 3.650%, 03/15/25	1,000,000	1,021,594
		6,355,432
Pipelines (2.6%)
Columbia Pipeline Group, Inc., 4.500%, 06/01/25	1,000,000	1,086,162
Enbridge Energy Partners L.P., 6.500%, 04/15/18	250,000	265,229
Energy Transfer Partners L.P., 4.900%, 03/15/35	1,000,000	923,064
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	281,242
Florida Gas Transmission Co. LLC, 4.350%, 07/15/25 (d)	1,000,000	1,041,969
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	747,731
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	248,675
Spectra Energy Partners L.P., 2.950%, 09/25/18	250,000	254,523
Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,000,000	1,038,744
Williams Partners L.P., 4.300%, 03/04/24	500,000	511,323
		6,398,662
Financial (10.0%)
Banks (3.5%)
Associated Banc-Corp, 4.250%, 01/15/25	750,000	780,695
Bank of America Corp.
3.950%, 04/21/25	1,000,000	1,035,202
5.700%, 01/24/22	250,000	290,805
Bank of Montreal, 2.375%, 01/25/19 (f)	250,000	254,829
Capital One Financial Corp., 4.750%, 07/15/21	250,000	278,198
Citigroup, Inc., 3.300%, 04/27/25	750,000	771,465
Credit Suisse Group Funding Guernsey, Ltd., 2.750%, 03/26/20 (f)	600,000	602,184
Discover Bank
3.100%, 06/04/20	1,000,000	1,028,741
4.250%, 03/13/26	500,000	534,274
HSBC Bank USA NA, 4.875%, 08/24/20	250,000	271,394
JPMorgan Chase & Co.
3.125%, 01/23/25	1,000,000	1,022,094
4.500%, 01/24/22	250,000	276,828
KeyBank NA, 3.180%, 05/22/22	1,000,000	1,031,429
PNC Bank NA, 3.800%, 07/25/23	250,000	270,666

See accompanying notes to investments in securities.

	Principal	Value(a)
SunTrust Bank, 2.750%, 05/01/23	$250,000	$253,468
		8,702,272
Diversified Financial Services (1.1%)
CME Group, Inc., 3.000%, 03/15/25	1,000,000	1,049,464
Discover Financial Services, 3.750%, 03/04/25	1,000,000	1,011,970
TD Ameritrade Holding Corp., 2.950%, 04/01/22	700,000	729,407
		2,790,841
Insurance (2.4%)
Assured Guaranty US Holdings, 5.000%, 07/01/24	500,000	558,634
First American Financial Corp., 4.600%, 11/15/24	750,000	779,297
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (d)	750,000	811,355
Manulife Financial Corp., 4.150%, 03/04/26 (f)	750,000	819,761
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (d)	250,000	271,510
Old Republic International Corp., 4.875%, 10/01/24	750,000	810,966
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	803,037
The Hanover Insurance Group, Inc., 4.500%, 04/15/26	1,000,000	1,039,288
		5,893,848
Real Estate Investment Trust — Diversified (0.4%)
Retail Properties of America, Inc., 4.000%, 03/15/25	1,000,000	994,617

Real Estate Investment Trust — Health Care (0.4%)
Healthcare Realty Trust, Inc., 3.875%, 05/01/25	1,000,000	1,032,949

Real Estate Investment Trust — Office Property (0.2%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	536,943

Real Estate Investment Trust — Residential (0.3%)
UDR, Inc., 4.000%, 10/01/25	750,000	808,679

Real Estate Investment Trust — Shopping Centers (0.1%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	266,937

Real Estate Investment Trust — Single Tenant (0.5%)
Select Income REIT, 4.500%, 02/01/25	750,000	757,355
Tanger Properties L.P., 3.875%, 12/01/23	500,000	528,482
		1,285,837
Real Estate Investment Trust — Storage (0.2%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	543,888

Specialized REITs (0.9%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	1,013,617
Essex Portfolio L.P., 3.500%, 04/01/25	1,000,000	1,032,078
HCP, Inc., 4.250%, 11/15/23	250,000	262,492
		2,308,187
Health Care (4.0%)
Biotechnology (0.5%)
Amgen, Inc., 5.700%, 02/01/19	250,000	273,787
Celgene Corp., 3.875%, 08/15/25	1,000,000	1,069,209
		1,342,996
Health Care Equipment & Supplies (0.8%)
St Jude Medical, Inc.
3.875%, 09/15/25	750,000	799,363
4.750%, 04/15/43	250,000	263,085
Zimmer Biomet Holdings, Inc., 3.550%, 04/01/25	1,000,000	1,030,647
		2,093,095

See accompanying notes to investments in securities.

	Principal	Value(a)
Health Care Providers & Services (0.7%)
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	$250,000	$269,256
UnitedHealth Group, Inc.
2.750%, 02/15/23	250,000	258,826
3.750%, 07/15/25 (b)	1,000,000	1,098,160
		1,626,242
Pharmaceuticals (2.0%)
AbbVie, Inc., 3.600%, 05/14/25	1,000,000	1,045,263
Actavis Funding SCS, 3.800%, 03/15/25 (f)	670,000	709,097
Bristol-Myers Squibb Co., 3.250%, 11/01/23	500,000	545,755
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	1,082,972
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,228,027
Mylan, Inc., 4.200%, 11/29/23	500,000	523,232
		5,134,346
Industrials (3.9%)
Aerospace & Defense (0.7%)
Harris Corp., 3.832%, 04/27/25	1,000,000	1,058,594
Rockwell Collins, Inc., 3.700%, 12/15/23	500,000	545,138
		1,603,732
Electrical Equipment (0.7%)
Flextronics International, Ltd., 4.750%, 06/15/25 (f)	1,000,000	1,064,679
Trimble Navigation, Ltd., 4.750%, 12/01/24	750,000	788,786
		1,853,465
Environmental Control (0.4%)
Waste Management, Inc., 3.900%, 03/01/35	1,000,000	1,066,243

Machinery (0.6%)
Caterpillar Financial Services Corp., 3.750%, 11/24/23	750,000	826,531
CNH Industrial Capital LLC, 3.875%, 07/16/18	750,000	763,125
		1,589,656
Miscellaneous Manufacturing (0.5%)
Textron, Inc.
3.875%, 03/01/25	750,000	789,985
4.300%, 03/01/24	500,000	537,350
		1,327,335
Road & Rail (0.1%)
Kansas City Southern, 4.300%, 05/15/43	250,000	257,734

Tools-Hand Held (0.3%)
Stanley Black & Decker, Inc., 2.451%, 11/17/18	800,000	817,348

Transportation (0.2%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	385,024

Trucking & Leasing (0.4%)
GATX Corp., 3.250%, 03/30/25	1,000,000	1,006,028

Information Technology (2.1%)
Communications Equipment (0.4%)
Juniper Networks, Inc., 4.500%, 03/15/24	500,000	529,812
Motorola Solutions, Inc., 4.000%, 09/01/24	500,000	505,716
		1,035,528
Computers (0.5%)
Apple, Inc., 4.375%, 05/13/45 (b)	1,000,000	1,103,401

Internet Software & Services (0.3%)
eBay, Inc., 3.450%, 08/01/24	750,000	778,756

IT Services (0.5%)
The Western Union Co., 3.350%, 05/22/19	500,000	512,291
Total System Services, Inc., 4.800%, 04/01/26	750,000	830,499
		1,342,790

See accompanying notes to investments in securities.

	Principal	Value(a)
Software (0.4%)
Fiserv, Inc., 3.850%, 06/01/25	$1,000,000	$1,081,183

Materials (1.2%)
Chemicals (1.2%)
Potash Corp. of Saskatchewan, Inc., 3.000%, 04/01/25 (f)	1,000,000	1,003,297
The Dow Chemical Co., 3.500%, 10/01/24	750,000	792,146
The Mosaic Co., 5.450%, 11/15/33	200,000	217,302
The Valspar Corp., 3.950%, 01/15/26	1,000,000	1,055,564
		3,068,309
Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
4.350%, 06/15/45	250,000	246,263
4.500%, 05/15/35	1,000,000	1,050,689
4.600%, 02/15/21	750,000	822,784
		2,119,736
Transportation (1.3%)
Airlines (0.9%)
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 09/22/27	976,352	1,037,373
British Airways 2013-1 Class A Pass Through Trust, 4.625%, 06/20/24 (d)	901,344	966,395
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 08/15/25	225,539	245,838
		2,249,606
Transport — Rail (0.4%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	546,556
Union Pacific Corp., 3.750%, 03/15/24	500,000	551,868
		1,098,424
Utilities (1.4%)
Electric Utilities (0.6%)
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	261,810
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	844,673
PPL Capital Funding, Inc., 3.400%, 06/01/23	250,000	264,038
		1,370,521
Electric — Integrated (0.1%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	272,917

Multi-Utilities (0.5%)
Dominion Gas Holdings LLC, 3.550%, 11/01/23	250,000	263,052
National Fuel Gas Co., 5.200%, 07/15/25	1,000,000	1,081,023
		1,344,075
Water Utilities (0.2%)
Aquarion Co., 4.000%, 08/15/24 (c) (d)	500,000	526,545
Total corporate obligations (cost: $83,350,681)		87,070,121
Total long-term debt securities (cost: $88,781,703)		92,579,317

Purchased Option (0.1%)
Put Option Purchased (0.1%)
SPDR S&P 500 ETF Trust, 215.000%, 10/21/16	67,700	126,599
Total purchased options (cost: $216,662)		126,599

	Shares
Mutual Funds (52.1%)
Investment Companies (52.1%)
SFT Advantus Index 500 Fund (g)	14,224,618	119,890,258
SPDR S&P 500 ETF Trust (b)	36,170	7,823,571
Vanguard S&P 500 ETF	20,175	4,008,571
Total mutual funds (cost: $118,483,545)		131,722,400

See accompanying notes to investments in securities.

	Shares	Value(a)
Short-Term Securities (10.8%)
Investment Companies (10.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.270%	27,358,562	$27,358,562
Total short-term securities (cost: $27,358,562)		27,358,562
Total investments in securities (cost: $234,840,472) (h)		251,786,878
Cash and other assets in excess of liabilities (0.4%)		1,099,783
Total net assets (100.0%)		$252,886,661

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2016, securities with an aggregate market value of $9,253,375 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	December 2016	200	Short	$18,138
S&P 500® Index Future	December 2016	21	Long	(92,991)
		221		$(74,853)

(c)          Illiquid security. (See Note 3.)

(d)         Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(e)          Variable rate security.

(f)           Foreign security: The Fund held 2.5% of net assets in foreign securities at September 30, 2016.

(g)          Affiliated security.

(h)         At September 30, 2016 the cost of securities for federal income tax purposes was $234,866,081. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$17,484,148
Gross unrealized depreciation	(563,351)
Net unrealized appreciation	$16,920,797

See accompanying notes to investments in securities.

SFT Advantus Government Money Market Fund (Formerly SFT Advantus Money Market Fund)

Investments in Securities

September 30, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
U.S. Government Obligations (85.6%)
Discount Notes (77.5%)
Federal Farm Credit Bank, 0.426%, 01/26/17 (b)	$5,000,000	$4,993,175
Federal Home Loan Bank
0.259%, 11/18/16 (b)	3,000,000	2,998,980
0.274%, 11/29/16 (b)	1,160,000	1,159,487
0.304%, 12/06/16 (b)	5,500,000	5,496,975
0.304%, 10/28/16 (b)	2,300,000	2,299,482
0.345%, 11/30/16 (b)	11,722,000	11,715,358
0.347%, 12/02/16 (b)	8,900,000	8,894,755
0.375%, 10/07/16 (b)	1,400,000	1,399,914
0.386%, 11/16/16 (b)	4,400,000	4,397,863
0.408%, 11/25/16 (b)	2,550,000	2,548,434
0.416%, 10/17/16 (b)	1,000,000	999,818
Federal Home Loan Mortgage Corporation
0.223%, 11/28/16 (b)	5,000,000	4,998,228
0.406%, 01/18/17 (b)	1,000,000	998,789
Federal National Mortgage Association, 0.254%, 12/16/16 (b)	6,400,000	6,396,622
		59,297,880
U.S. Treasury (8.1%)
U.S. Treasury Bill, 0.366%, 12/01/16 (b)	2,200,000	2,198,658
U.S. Treasury Note, 0.327%, 07/31/17 (c)	4,000,000	4,001,411
		6,200,069
Total U.S. government obligations (cost: $65,497,949)		65,497,949

	Shares
Investment Companies (14.8%)
Federated Government Obligations Fund, current rate 0.270%	3,750,000	3,750,000
JPMorgan U.S. Government Money Market Fund, current rate 0.330%	3,750,000	3,750,000
State Street Institutional US Government Money Market Fund, current rate 0.270%	87,369	87,369
STIT-Government & Agency Portfolio, current rate 0.260%	3,750,000	3,750,000
Total investment companies (cost: $11,337,369)		11,337,369
Total investments in securities (cost: $76,835,318) (d)		76,835,318
Liabilities in excess of cash and other assets (-0.4%)		(323,663)
Total net assets (100.0%)		$76,511,655

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Rate represents annualized yield at date of purchase.

(c)          Variable rate security.

(d)         Also represents the cost of securities for federal income tax purposes at September 30, 2016.

See accompanying notes to investments in securities.

SFT Advantus Index 400 Mid-Cap Fund

Investments in Securities

September 30, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (92.3%)
Consumer Discretionary (10.8%)
Auto Components (0.4%)
Dana, Inc.	17,457	$272,155
Gentex Corp.	34,881	612,510
		884,665
Automobiles (0.3%)
Thor Industries, Inc.	5,813	492,361

Distributors (0.2%)
Pool Corp.	5,095	481,579

Diversified Consumer Services (0.7%)
DeVry Education Group, Inc.	6,839	157,707
Graham Holdings Co. - Class B	618	297,487
Service Corp. International/US	23,567	625,468
Sotheby’s	5,838	221,961
		1,302,623
Hotels, Restaurants & Leisure (2.3%)
Brinker International, Inc.	6,647	335,208
Buffalo Wild Wings, Inc. (b)	2,280	320,887
Churchill Downs, Inc.	1,556	227,721
Cracker Barrel Old Country Store, Inc.	2,899	383,306
Domino’s Pizza, Inc.	5,874	891,967
Dunkin’ Brands Group, Inc.	11,098	577,984
International Speedway Corp. - Class A	3,112	104,003
Jack in the Box, Inc.	3,941	378,099
Panera Bread Co. - Class A (b)	2,761	537,622
Texas Roadhouse, Inc.	7,801	304,473
The Cheesecake Factory, Inc.	5,404	270,524
The Wendy’s Co.	24,802	267,862
		4,599,656
Household Durables (1.5%)
CalAtlantic Group, Inc.	9,031	301,997
Helen of Troy, Ltd. (b)	3,361	289,617
KB Home	10,019	161,506
NVR, Inc. (b)	447	733,022
Tempur Sealy International, Inc. (b)	6,185	350,937
Toll Brothers, Inc. (b)	18,368	548,468
TRI Pointe Group, Inc. (b)	17,792	234,499
Tupperware Brands Corp.	6,116	399,803
		3,019,849
Internet & Direct Marketing Retail (0.1%)
HSN, Inc.	3,862	153,708

Leisure Equipment & Products (0.7%)
Brunswick Corp.	10,976	535,409
Polaris Industries, Inc.	7,279	563,686
Vista Outdoor, Inc. (b)	7,255	289,184
		1,388,279
Media (1.3%)
AMC Networks, Inc. - Class A (b)	7,292	378,163
Cable One, Inc.	628	366,752
Cinemark Holdings, Inc.	12,803	490,099
John Wiley & Sons, Inc. - Class A	5,445	281,016
Live Nation Entertainment, Inc. (b)	16,066	441,494
Meredith Corp.	4,447	231,200
The New York Times Co. - Class A	14,818	177,075
Time, Inc.	12,183	176,410
		2,542,209
Multiline Retail (0.3%)
Big Lots, Inc.	5,374	256,608
JC Penney Co., Inc. (b)	37,454	345,326
		601,934
Specialty Retail (2.4%)
Aaron’s, Inc.	7,841	199,318
Abercrombie & Fitch Co. - Class A	8,186	130,075
American Eagle Outfitters, Inc.	20,795	371,399
Ascena Retail Group, Inc. (b)	20,303	113,494
Cabela’s, Inc. (b)	6,249	343,258
Chico’s FAS, Inc.	16,060	191,114
CST Brands, Inc.	9,166	440,793
Dick’s Sporting Goods, Inc.	10,699	606,847
GameStop Corp. - Class A	12,589	347,330
Guess?, Inc.	7,496	109,517
Kate Spade & Co. (b)	15,499	265,498
Murphy USA, Inc. (b)	4,485	320,050
Office Depot, Inc.	66,202	236,341
Restoration Hardware Holdings, Inc. (b)	4,573	158,134
Sally Beauty Holdings, Inc. (b)	17,900	459,672
Williams-Sonoma, Inc.	9,955	508,501
		4,801,341
Textiles, Apparel & Luxury Goods (0.6%)
Carter’s, Inc.	6,049	524,509

See accompanying notes to investments in securities.

	Shares	Value(a)
Deckers Outdoor Corp. (b)	3,878	$230,935
Fossil Group, Inc. (b)	5,011	139,156
Skechers U.S.A., Inc. - Class A (b)	16,226	371,575
		1,266,175
Consumer Staples (3.9%)
Beverages (0.1%)
The Boston Beer Co., Inc. - Class A (b)	1,130	175,444

Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc.	4,829	580,204
Sprouts Farmers Market, Inc. (b)	16,981	350,658
United Natural Foods, Inc. (b)	6,095	244,044
		1,174,906
Food Products (2.6%)
Dean Foods Co.	11,005	180,482
Flowers Foods, Inc.	22,157	335,014
Ingredion, Inc.	8,818	1,173,323
Lancaster Colony Corp.	2,357	311,336
Post Holdings, Inc. (b)	7,888	608,717
Snyder’s-Lance, Inc.	10,406	349,434
The Hain Celestial Group, Inc. (b)	12,528	445,746
Tootsie Roll Industries, Inc.	2,074	76,385
TreeHouse Foods, Inc. (b)	6,934	604,576
WhiteWave Foods Co. - Class A (b)	21,566	1,173,837
		5,258,850
Household Products (0.2%)
Energizer Holdings, Inc.	7,488	374,100

Personal Products (0.4%)
Avon Products, Inc. (b)	53,190	301,056
Edgewell Personal Care Co. (b)	7,189	571,669
		872,725
Energy (3.2%)
Energy Equipment & Services (1.3%)
Dril-Quip, Inc. (b)	4,497	250,663
Ensco PLC - Class A (c)	36,683	311,805
Nabors Industries, Ltd.	34,490	419,398
Noble Corp. PLC (c)	29,602	187,677
Oceaneering International, Inc.	11,876	326,709
Oil States International, Inc. (b)	6,220	196,365
Patterson-UTI Energy, Inc.	17,980	402,213
Rowan Cos., PLC - Class A	15,195	230,356
Superior Energy Services, Inc.	18,463	330,488
		2,655,674
Oil, Gas & Consumable Fuels (1.9%)
Consol Energy, Inc.	21,502	412,839
Denbury Resources, Inc. (b)	48,481	156,594
Gulfport Energy Corp. (b)	15,180	428,835
HollyFrontier Corp.	21,484	526,358
QEP Resources, Inc.	29,163	569,553
SM Energy Co.	10,572	407,868
Western Refining, Inc.	9,618	254,492
World Fuel Services Corp.	8,478	392,192
WPX Energy, Inc. (b)	41,909	552,780
		3,701,511
Financial (13.9%)
Capital Markets (3.3%)
CBOE Holdings, Inc.	9,858	639,291
Eaton Vance Corp.	13,737	536,430
Factset Research Systems, Inc.	4,951	802,557
Federated Investors, Inc. - Class B	11,359	336,567
Janus Capital Group, Inc.	17,424	244,110
MarketAxess Holdings, Inc.	4,649	769,828
MSCI, Inc.	11,517	966,737
Raymond James Financial, Inc.	15,355	893,815
SEI Investments Co.	16,480	751,653
Stifel Financial Corp. (b)	8,050	309,523
Waddell & Reed Financial, Inc. - Class A	10,082	183,089
WisdomTree Investments, Inc.	13,963	143,679
		6,577,279
Commercial Banks (5.3%)
Associated Banc-Corp.	18,083	354,246
BancorpSouth, Inc.	10,474	242,997
Bank of Hawaii Corp.	5,212	378,495
Bank of the Ozarks, Inc.	11,019	423,130
Cathay General Bancorp	9,022	277,697
Chemical Financial Corp.	8,480	374,222
Commerce Bancshares, Inc.	10,056	495,359
Cullen/Frost Bankers, Inc.	6,727	483,940
East West Bancorp, Inc.	17,452	640,663
First Horizon National Corp.	28,164	428,938
FNB Corp.	25,574	314,560
Fulton Financial Corp.	21,008	305,036
Hancock Holding Co.	9,387	304,420
International Bancshares Corp.	7,063	210,336

See accompanying notes to investments in securities.

	Shares	Value(a)
MB Financial, Inc.	8,686	$330,415
PacWest Bancorp	14,655	628,846
PrivateBancorp, Inc.	9,615	441,521
Prosperity Bancshares, Inc.	8,456	464,150
Signature Bank (b)	6,501	770,044
SVB Financial Group (b)	6,374	704,582
Synovus Financial Corp.	14,962	486,714
TCF Financial Corp.	20,818	302,069
Trustmark Corp.	8,189	225,689
Umpqua Holdings Corp.	26,800	403,340
Valley National Bancorp	30,972	301,358
Webster Financial Corp.	11,101	421,949
		10,714,716
Consumer Finance (0.2%)
SLM Corp. (b)	52,084	389,067

Insurance (4.5%)
Alleghany Corp. (b)	1,969	1,033,764
American Financial Group, Inc.	8,884	666,300
Aspen Insurance Holdings, Ltd. (c)	7,253	337,917
Brown & Brown, Inc.	13,953	526,168
CNO Financial Group, Inc.	21,316	325,495
Endurance Specialty Holdings, Ltd. (c)	7,814	511,426
Everest Re Group, Ltd. (c)	5,127	973,976
First American Financial Corp.	13,270	521,246
Genworth Financial, Inc. - Class A (b)	60,653	300,839
Kemper Corp.	5,821	228,882
Mercury General Corp.	4,416	242,218
Old Republic International Corp.	29,706	523,420
Primerica, Inc.	5,597	296,809
Reinsurance Group of America, Inc.	7,759	837,506
RenaissanceRe Holdings, Ltd. (c)	5,016	602,723
The Hanover Insurance Group, Inc.	5,202	392,335
WR Berkley Corp.	11,878	686,073
		9,007,097
Thrifts & Mortgage Finance (0.6%)
New York Community Bancorp, Inc.	59,281	843,568
Washington Federal, Inc.	10,929	291,586
		1,135,154
Health Care (7.5%)
Biotechnology (0.3%)
United Therapeutics Corp. (b)	5,291	624,761

Health Care Equipment & Supplies (3.8%)
ABIOMED, Inc. (b)	4,871	626,313
Align Technology, Inc. (b)	9,158	858,562
Halyard Health, Inc. (b)	5,652	195,898
Hill-Rom Holdings, Inc.	7,250	449,355
IDEXX Laboratories, Inc. (b)	10,943	1,233,604
LivaNova PLC (b) (c)	5,375	323,091
NuVasive, Inc. (b)	6,110	407,293
ResMed, Inc.	17,125	1,109,529
STERIS PLC (c)	10,515	768,647
Teleflex, Inc.	5,380	904,109
West Pharmaceutical Services, Inc.	8,950	666,775
		7,543,176
Health Care Providers & Services (1.9%)
Amsurg Corp. (b)	6,671	447,291
Community Health Systems, Inc. (b)	13,830	159,598
LifePoint Health, Inc. (b)	5,158	305,508
Mednax, Inc. (b)	11,166	739,748
Molina Healthcare, Inc. (b)	5,185	302,389
Owens & Minor, Inc.	7,505	260,649
Tenet Healthcare Corp. (b)	9,689	219,553
VCA, Inc. (b)	9,788	684,964
WellCare Health Plans, Inc. (b)	5,359	627,485
		3,747,185
Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc. (b)	22,656	298,380

Life Sciences Tools & Services (0.9%)
Bio-Rad Laboratories, Inc. - Class A (b)	2,527	413,948
Bio-Techne Corp.	4,507	493,517
Charles River Laboratories International, Inc. (b)	5,713	476,121
PAREXEL International Corp. (b)	6,405	444,827
		1,828,413
Pharmaceuticals (0.5%)
Akorn, Inc. (b)	10,704	291,791
Catalent, Inc. (b)	15,174	392,096

See accompanying notes to investments in securities.

	Shares	Value(a)
Prestige Brands Holdings, Inc. (b)	6,389	$308,397
		992,284
Industrials (13.3%)
Aerospace & Defense (1.8%)
BE Aerospace, Inc.	12,278	634,281
Curtiss-Wright Corp.	5,391	491,174
Esterline Technologies Corp. (b)	3,555	270,322
Huntington Ingalls Industries, Inc.	5,694	873,573
KLX, Inc. (b)	6,383	224,682
Orbital ATK, Inc.	7,091	540,547
Teledyne Technologies, Inc. (b)	4,178	450,932
Triumph Group, Inc.	5,997	167,196
		3,652,707
Airlines (0.3%)
JetBlue Airways Corp. (b)	39,390	679,084

Building Products (0.8%)
AO Smith Corp.	9,014	890,493
Lennox International, Inc.	4,800	753,744
		1,644,237
Commercial Services & Supplies (1.2%)
Clean Harbors, Inc. (b)	6,343	304,337
Copart, Inc. (b)	11,848	634,579
Deluxe Corp.	5,924	395,842
Herman Miller, Inc.	7,248	207,293
HNI Corp.	5,374	213,885
MSA Safety, Inc.	3,755	217,940
Rollins, Inc.	11,690	342,283
		2,316,159
Construction & Engineering (1.1%)
AECOM (b)	18,706	556,130
Dycom Industries, Inc. (b)	3,800	310,764
EMCOR Group, Inc.	7,400	441,188
Granite Construction, Inc.	4,792	238,354
KBR, Inc.	17,249	260,977
Valmont Industries, Inc.	2,747	369,664
		2,177,077
Electrical Equipment (1.1%)
Belden, Inc.	5,095	351,504
EnerSys	5,280	365,323
Hubbell, Inc.	6,298	678,547
Regal Beloit Corp.	5,417	322,257
Woodward, Inc.	6,660	416,117
		2,133,748
Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	7,874	807,636

Machinery (4.2%)
AGCO Corp.	8,293	409,011
CLARCOR, Inc.	5,874	381,810
Crane Co.	6,002	378,186
Donaldson Co., Inc.	16,203	604,858
Graco, Inc.	6,735	498,390
IDEX Corp.	9,292	869,452
ITT, Inc.	10,812	387,502
Joy Global, Inc.	11,885	329,690
Kennametal, Inc.	9,651	280,072
Lincoln Electric Holdings, Inc.	7,695	481,861
Nordson Corp.	6,495	647,097
Oshkosh Corp.	8,885	497,560
Terex Corp.	13,125	333,506
The Toro Co.	13,350	625,314
Timken Co.	8,575	301,326
Trinity Industries, Inc.	18,547	448,466
Wabtec Corp.	10,912	890,965
		8,365,066
Marine (0.2%)
Kirby Corp. (b)	6,523	405,470

Professional Services (0.5%)
CEB, Inc.	3,900	212,433
FTI Consulting, Inc. (b)	5,133	228,726
Manpowergroup, Inc.	8,341	602,721
		1,043,880
Road & Rail (1.0%)
Avis Budget Group, Inc. (b)	11,511	393,791
Genesee & Wyoming, Inc. - Class A (b)	6,922	477,272
Landstar System, Inc.	5,126	348,978
Old Dominion Freight Line, Inc. (b)	8,470	581,127
Werner Enterprises, Inc.	5,409	125,867
		1,927,035
Trading Companies & Distributors (0.7%)
GATX Corp.	4,853	216,201
MSC Industrial Direct Co. - Class A	5,373	394,432
Now, Inc. (b)	13,010	278,804
Watsco, Inc.	3,123	440,031
		1,329,468
Information Technology (16.4%)
Communications Equipment (1.4%)
ARRIS International PLC (b)	23,207	657,454

See accompanying notes to investments in securities.

	Shares	Value(a)
Brocade Communications Systems, Inc.	48,790	$450,332
Ciena Corp. (b)	16,810	366,458
InterDigital, Inc.	4,187	331,610
NetScout Systems, Inc. (b)	11,196	327,483
Plantronics, Inc.	4,035	209,659
ViaSat, Inc. (b)	5,553	414,532
		2,757,528
Computers & Peripherals (0.6%)
3D Systems Corp. (b)	12,891	231,393
Diebold, Inc.	9,142	226,630
Lexmark International, Inc. - Class A	7,586	303,137
NCR Corp. (b)	15,005	483,011
		1,244,171
Electronic Equipment, Instruments & Components (3.2%)
Arrow Electronics, Inc. (b)	11,098	709,939
Avnet, Inc.	15,464	634,952
Cognex Corp.	10,300	544,458
Ingram Micro, Inc. - Class A	18,215	649,547
IPG Photonics Corp. (b)	4,535	373,457
Jabil Circuit, Inc.	23,257	507,468
Keysight Technologies, Inc. (b)	20,616	653,321
Knowles Corp. (b)	10,728	150,728
National Instruments Corp.	12,835	364,514
SYNNEX Corp.	3,510	400,526
Tech Data Corp. (b)	4,262	361,034
Trimble Navigation, Ltd. (b)	30,308	865,596
Vishay Intertechnology, Inc.	16,318	229,921
		6,445,461
Internet Software & Services (0.6%)
comScore, Inc. (b)	5,448	167,036
j2 Global, Inc.	5,843	389,202
Rackspace Hosting, Inc. (b)	12,944	410,195
WebMD Health Corp. (b)	4,685	232,845
		1,199,278
IT Services (3.7%)
Acxiom Corp. (b)	9,389	250,217
Broadridge Financial Solutions, Inc.	14,417	977,329
Computer Sciences Corp.	17,091	892,321
Convergys Corp.	11,585	352,416
CoreLogic, Inc. (b)	10,661	418,124
DST Systems, Inc.	3,970	468,142
Gartner, Inc. - Class A (b)	10,091	892,549
Jack Henry & Associates, Inc.	9,553	817,259
Leidos Holdings, Inc.	17,301	748,787
MAXIMUS, Inc.	7,859	444,505
NeuStar, Inc. - Class A (b)	6,585	175,095
Science Applications International Corp.	5,456	378,483
WEX, Inc. (b)	4,686	506,510
		7,321,737
Office Electronics (0.2%)
Zebra Technologies Corp. - Class A (b)	6,426	447,314

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc. (b)	89,379	617,609
Cirrus Logic, Inc. (b)	7,620	405,003
Cree, Inc. (b)	12,274	315,687
Cypress Semiconductor Corp.	39,091	475,347
Integrated Device Technology, Inc. (b)	16,348	377,639
Intersil Corp. - Class A	16,491	361,648
Microsemi Corp. (b)	13,698	575,042
Monolithic Power Systems, Inc.	4,490	361,445
Silicon Laboratories, Inc. (b)	5,063	297,704
Synaptics, Inc. (b)	4,252	249,082
Teradyne, Inc.	24,607	531,019
		4,567,225
Software (4.3%)
ACI Worldwide, Inc. (b)	14,261	276,378
ANSYS, Inc. (b)	10,662	987,408
Cadence Design Systems, Inc. (b)	35,581	908,383
CDK Global, Inc.	18,274	1,048,197
CommVault Systems, Inc. (b)	4,981	264,641
Fair Isaac Corp.	3,776	470,452
Fortinet, Inc. (b)	17,865	659,754
Manhattan Associates, Inc. (b)	8,736	503,368
Mentor Graphics Corp.	13,163	348,030
PTC, Inc. (b)	13,991	619,941
Synopsys, Inc. (b)	18,387	1,091,268
The Ultimate Software Group, Inc. (b)	3,597	735,191
Tyler Technologies, Inc. (b)	4,037	691,255
		8,604,266
Technology Hardware & Equipment (0.1%)
VeriFone Systems, Inc. (b)	13,506	212,584

Materials (6.7%)
Chemicals (2.8%)
Ashland Global Holdings, Inc.	7,616	883,075
Cabot Corp.	7,557	396,062

See accompanying notes to investments in securities.

	Shares	Value(a)
Minerals Technologies, Inc.	4,218	$298,171
NewMarket Corp.	1,205	517,331
Olin Corp.	20,102	412,493
PolyOne Corp.	10,178	344,118
RPM International, Inc.	16,203	870,425
Sensient Technologies Corp.	5,429	411,518
The Scotts Miracle-Gro Co. - Class A	5,487	456,903
Valspar Corp.	8,832	936,810
		5,526,906
Construction Materials (0.2%)
Eagle Materials, Inc.	5,847	451,973

Containers & Packaging (1.6%)
Aptargroup, Inc.	7,648	592,032
Bemis Co., Inc.	11,467	584,932
Greif, Inc. - Class A	3,121	154,770
Packaging Corp. of America	11,497	934,246
Silgan Holdings, Inc.	5,006	253,253
Sonoco Products Co.	12,202	644,632
		3,163,865
Metals & Mining (1.8%)
Allegheny Technologies, Inc.	13,186	238,271
Carpenter Technology Corp.	5,642	232,789
Commercial Metals Co.	13,872	224,588
Compass Minerals International, Inc.	4,091	301,507
Reliance Steel & Aluminum Co.	8,760	630,983
Royal Gold, Inc.	7,908	612,317
Steel Dynamics, Inc.	29,668	741,403
United States Steel Corp.	20,504	386,705
Worthington Industries, Inc.	5,345	256,720
		3,625,283
Paper & Forest Products (0.3%)
Domtar Corp.	7,579	281,408
Louisiana-Pacific Corp. (b)	17,301	325,778
		607,186
Real Estate (11.0%)
Diversified Real Estate Activities (0.1%)
Alexander & Baldwin, Inc.	5,576	214,230

Diversified REITs (0.4%)
Liberty Property Trust	17,859	720,611

Health Care REITs (1.4%)
Care Capital Properties, Inc.	10,166	289,731
Healthcare Realty Trust, Inc.	14,101	480,280
Medical Properties Trust, Inc.	35,832	529,238
Omega Healthcare Investors, Inc.	23,544	834,635
Senior Housing Properties Trust	28,904	656,410
		2,790,294
Hotels & Resort REITs (0.5%)
Hospitality Properties Trust	19,986	593,984
LaSalle Hotel Properties	13,692	326,828
		920,812
Industrial REITs (1.1%)
DCT Industrial Trust, Inc.	10,972	532,691
Duke Realty Corp.	42,691	1,166,745
First Industrial Realty Trust, Inc.	14,151	399,341
		2,098,777
Office REITs (1.8%)
Alexandria Real Estate Equities, Inc.	9,467	1,029,726
Corporate Office Properties Trust SBI	11,463	324,976
Douglas Emmett, Inc.	17,463	639,670
Highwoods Properties, Inc.	12,002	625,544
Kilroy Realty Corp.	11,164	774,223
Mack-Cali Realty Corp.	10,856	295,500
		3,689,639
Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	5,464	621,749

Residential REITs (1.7%)
American Campus Communities, Inc.	15,797	803,593
Camden Property Trust	10,639	890,910
Education Realty Trust, Inc.	8,871	382,695
Mid-America Apartment Communities, Inc.	9,145	859,539
Post Properties, Inc.	6,477	428,324
		3,365,061
Retail REITs (2.2%)
Equity One, Inc.	11,199	342,801
National Retail Properties, Inc.	17,892	909,808
Regency Centers Corp.	12,718	985,518
Tanger Factory Outlet Centers, Inc.	11,690	455,443
Taubman Centers, Inc.	7,308	543,788
Urban Edge Properties	11,093	312,157
Washington Prime Group, Inc.	22,558	279,268

See accompanying notes to investments in securities.

	Shares	Value(a)
Weingarten Realty Investors	14,313	$557,921
		4,386,704
Specialized REITs (1.5%)
Communications Sales & Leasing, Inc.	16,527	519,113
Corrections Corp. of America	14,227	197,329
EPR Properties	7,702	606,455
Lamar Advertising Co. - Class A	10,083	658,521
Life Storage, Inc.	5,612	499,131
Potlatch Corp.	4,927	191,611
Rayonier, Inc.	14,954	396,879
		3,069,039
Telecommunication Services (0.1%)
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	11,322	307,732

Utilities (5.5%)
Electric Utilities (1.5%)
Great Plains Energy, Inc.	25,336	691,420
Hawaiian Electric Industries, Inc.	13,168	393,065
IDACORP, Inc.	6,105	477,899
PNM Resources, Inc.	9,647	315,650
Westar Energy, Inc.	17,259	979,448
		2,857,482
Gas Utilities (2.3%)
Atmos Energy Corp.	12,639	941,226
Energen Corp.	11,756	678,556
National Fuel Gas Co.	10,286	556,164
New Jersey Resources Corp.	10,421	342,434
ONE GAS, Inc.	6,317	390,643
Southwest Gas Corp.	5,750	401,695
UGI Corp.	21,086	953,931
WGL Holdings, Inc.	6,214	389,618
		4,654,267
Independent Power Producers & Energy Traders (0.1%)
Talen Energy Corp. (b)	10,480	145,148

Multi-Utilities (1.3%)
Black Hills Corp.	6,368	389,849
MDU Resources Group, Inc.	23,770	604,709
NorthWestern Corp.	5,880	338,276
OGE Energy Corp.	24,306	768,556
Vectren Corp.	10,028	503,406
		2,604,796
Water Utilities (0.3%)
Aqua America, Inc.	21,583	657,850
Total common stocks (cost: $135,441,596)		184,365,636

Short-Term Securities (7.5%)
Investment Companies (7.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.270%	14,957,678	$14,957,678
Total short-term securities (cost: $14,957,678)		14,957,678
Total investments in securities (cost: $150,399,274) (d)		199,323,314
Cash and other assets in excess of liabilities (0.2%)		364,356
Total net assets (100.0%)		$199,687,670

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Non-income producing security.

(c)          Foreign security: The Fund held 2.0% of net assets in foreign securities at September 30, 2016.

(d)         At September 30, 2016 the cost of securities for federal income tax purposes was $150,898,623. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$58,418,612
Gross unrealized depreciation	(9,993,923)
Net unrealized appreciation	$48,424,689

Holdings of Open Futures Contracts

On September 30, 2016, cash in the amount of $570,400 has been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P Mid 400® E-Mini Index Future	December 2016	92	Long	$(190,405)
		92		$(190,405)

See accompanying notes to investments in securities.

SFT Advantus Index 500 Fund

Investments in Securities

September 30, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.9%)
Consumer Discretionary (12.4%)
Auto Components (0.4%)
BorgWarner, Inc.	7,617	$267,966
Delphi Automotive PLC (b)	10,287	733,669
Johnson Controls International PLC	35,700	1,661,121
The Goodyear Tire & Rubber Co.	9,869	318,769
		2,981,525
Automobiles (0.5%)
Ford Motor Co.	147,592	1,781,435
General Motors Co.	53,757	1,707,860
Harley-Davidson, Inc.	6,727	353,773
		3,843,068
Distributors (0.2%)
Genuine Parts Co.	5,645	567,040
LKQ Corp. (c)	11,530	408,854
		975,894
Diversified Consumer Services (0.0%)
H&R Block, Inc.	8,286	191,821

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	16,372	799,281
Chipotle Mexican Grill, Inc. (c)	1,149	486,601
Darden Restaurants, Inc.	4,773	292,680
Marriott International, Inc. - Class A	12,154	818,315
McDonald’s Corp.	32,275	3,723,244
Royal Caribbean Cruises, Ltd.	6,325	474,059
Starbucks Corp.	55,468	3,003,038
Wyndham Worldwide Corp.	4,135	278,410
Wynn Resorts, Ltd.	3,042	296,352
Yum! Brands, Inc.	14,009	1,272,157
		11,444,137
Household Durables (0.6%)
DR Horton, Inc.	12,813	386,953
Garmin, Ltd. (b)	4,318	207,739
Harman International Industries, Inc.	2,661	224,721
Leggett & Platt, Inc.	4,996	227,718
Lennar Corp. - Class A	7,104	300,783
Mohawk Industries, Inc. (c)	2,380	476,809
Newell Brands, Inc.	18,225	959,729
PulteGroup, Inc.	11,696	234,388
Stanley Black & Decker, Inc.	5,735	705,290
Whirlpool Corp.	2,828	458,588
		4,182,718
Internet & Catalog Retail (2.4%)
Amazon.com, Inc. (c)	14,882	12,460,848
Expedia, Inc.	4,557	531,893
Netflix, Inc. (c)	16,216	1,598,087
The Priceline Group, Inc. (c)	1,876	2,760,515
TripAdvisor, Inc. (c)	4,230	267,251
		17,618,594
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	4,199	333,107
Mattel, Inc.	12,866	389,582
		722,689
Media (2.9%)
CBS Corp. - Class B	15,388	842,339
Charter Communications, Inc. - Class A (c)	8,270	2,232,652
Comcast Corp. - Class A	90,860	6,027,652
Discovery Communications, Inc. - Class A (c)	5,706	153,606
Discovery Communications, Inc. - Class C (c)	8,479	223,082
News Corp. - Class A	14,392	201,200
News Corp. - Class B	4,530	64,417
Omnicom Group, Inc.	8,971	762,535
Scripps Networks Interactive, Inc. - Class A	3,542	224,882
TEGNA, Inc.	8,101	177,088
The Interpublic Group of Cos., Inc.	15,115	337,820
The Walt Disney Co.	55,920	5,192,731
Time Warner, Inc.	29,419	2,342,047
Twenty-First Century Fox, Inc. - Class A	40,241	974,637
Twenty-First Century Fox, Inc. - Class B	18,422	455,760
Viacom, Inc. - Class B	13,099	499,072
		20,711,520
Multiline Retail (0.5%)
Dollar General Corp.	9,803	686,112
Dollar Tree, Inc. (c)	8,902	702,635
Kohl’s Corp.	6,792	297,150
Macy’s, Inc.	11,571	428,705
Nordstrom, Inc.	4,395	228,013
Target Corp.	21,742	1,493,241
		3,835,856
Specialty Retail (2.4%)
Advance Auto Parts, Inc.	2,753	410,527
AutoNation, Inc. (c)	2,509	122,213

See accompanying notes to investments in securities.

	Shares	Value(a)
AutoZone, Inc. (c)	1,135	$872,066
Bed Bath & Beyond, Inc.	5,833	251,461
Best Buy Co., Inc.	10,439	398,561
CarMax, Inc. (c)	7,168	382,413
Foot Locker, Inc.	5,070	343,340
L Brands, Inc.	9,085	642,946
Lowe’s Cos., Inc.	33,080	2,388,707
O’Reilly Automotive, Inc. (c)	3,591	1,005,875
Ross Stores, Inc.	14,999	964,436
Signet Jewelers, Ltd.	2,878	214,497
Staples, Inc.	24,599	210,321
The Gap, Inc.	8,288	184,325
The Home Depot, Inc.	46,731	6,013,345
The TJX Cos., Inc.	24,835	1,857,161
Tiffany & Co.	4,076	296,040
Tractor Supply Co.	5,030	338,771
Ulta Salon Cosmetics & Fragrance, Inc. (c)	2,218	527,840
Urban Outfitters, Inc. (c)	3,366	116,194
		17,541,039
Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	10,507	384,136
Hanesbrands, Inc.	14,267	360,242
Michael Kors Holdings, Ltd. (b) (c)	6,392	299,082
NIKE, Inc. - Class B	50,996	2,684,939
PVH Corp.	2,990	330,395
Ralph Lauren Corp.	2,133	215,732
Under Armour, Inc. - Class A (c)	6,844	264,726
Under Armour, Inc. - Class C (c)	6,892	233,363
VF Corp.	12,507	701,017
		5,473,632
Consumer Staples (9.7%)
Beverages (2.2%)
Brown-Forman Corp. - Class B	6,898	327,241
Constellation Brands, Inc. - Class A	6,722	1,119,146
Dr Pepper Snapple Group, Inc.	6,972	636,613
Molson Coors Brewing Co. - Class B	6,920	759,816
Monster Beverage Corp. (c)	5,112	750,493
PepsiCo, Inc.	54,431	5,920,460
The Coca-Cola Co.	146,913	6,217,358
		15,731,127
Food & Staples Retailing (2.1%)
Costco Wholesale Corp.	16,556	2,524,956
CVS Health Corp.	40,325	3,588,522
Sysco Corp.	19,316	946,677
The Kroger Co.	35,891	1,065,245
Wal-Mart Stores, Inc.	57,325	4,134,279
Walgreens Boots Alliance, Inc.	32,338	2,607,089
Whole Foods Market, Inc.	12,020	340,767
		15,207,535
Food Products (1.7%)
Archer-Daniels-Midland Co.	22,002	927,824
Campbell Soup Co.	7,354	402,264
ConAgra Foods, Inc.	15,763	742,595
General Mills, Inc.	22,580	1,442,410
Hormel Foods Corp.	10,212	387,341
Kellogg Co.	9,554	740,148
McCormick & Co., Inc.	4,354	435,052
Mead Johnson Nutrition Co.	6,991	552,359
Mondelez International, Inc. - Class A	58,832	2,582,725
The Hershey Co.	5,280	504,768
The JM Smucker Co.	4,381	593,801
The Kraft Heinz Co.	22,517	2,015,497
Tyson Foods, Inc. - Class A	11,249	839,963
		12,166,747
Household Products (2.0%)
Church & Dwight Co., Inc.	9,742	466,836
Clorox Co.	4,933	617,513
Colgate-Palmolive Co.	33,648	2,494,663
Kimberly-Clark Corp.	13,592	1,714,495
The Procter & Gamble Co.	100,935	9,058,916
		14,352,423
Personal Care (0.1%)
The Estee Lauder Cos., Inc. - Class A	8,334	738,059

Tobacco (1.6%)
Altria Group, Inc.	73,836	4,668,650
Philip Morris International, Inc.	58,625	5,699,523
Reynolds American, Inc.	31,286	1,475,135
		11,843,308
Energy (7.0%)
Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	16,183	816,756
FMC Technologies, Inc. (c)	8,436	250,296
Halliburton Co.	32,473	1,457,388
Helmerich & Payne, Inc.	4,036	271,623
National Oilwell Varco, Inc.	14,249	523,508
Schlumberger, Ltd.	52,612	4,137,408

See accompanying notes to investments in securities.

	Shares	Value(a)
Transocean, Ltd. (b) (c)	12,973	$138,292
		7,595,271
Oil, Gas & Consumable Fuels (6.0%)
Anadarko Petroleum Corp.	20,649	1,308,321
Apache Corp.	14,305	913,660
Cabot Oil & Gas Corp.	17,573	453,383
Chesapeake Energy Corp. (c)	24,683	154,762
Chevron Corp.	71,350	7,343,342
Cimarex Energy Co.	3,640	489,107
Concho Resources, Inc. (c)	5,376	738,394
ConocoPhillips	46,800	2,034,396
Devon Energy Corp.	19,802	873,466
EOG Resources, Inc.	20,801	2,011,665
EQT Corp.	6,528	474,063
Exxon Mobil Corp.	156,831	13,688,210
Hess Corp.	10,180	545,852
Kinder Morgan, Inc.	72,608	1,679,423
Marathon Oil Corp.	32,034	506,457
Marathon Petroleum Corp.	19,923	808,674
Murphy Oil Corp.	6,054	184,042
Newfield Exploration Co. (c)	7,511	326,428
Noble Energy, Inc.	16,250	580,775
Occidental Petroleum Corp.	28,863	2,104,690
Phillips 66	16,808	1,353,884
Pioneer Natural Resources Co.	6,415	1,190,945
Range Resources Corp.	7,109	275,474
Southwestern Energy Co. (c)	18,663	258,296
Spectra Energy Corp.	26,516	1,133,559
Tesoro Corp.	4,507	358,577
The Williams Cos., Inc.	25,812	793,203
Valero Energy Corp.	17,448	924,744
		43,507,792
Financial (12.5%)
Capital Markets (2.5%)
Affiliated Managers Group, Inc. (c)	2,069	299,384
Ameriprise Financial, Inc.	6,105	609,096
BlackRock, Inc.	4,615	1,672,753
CME Group, Inc.	12,864	1,344,545
E*Trade Financial Corp. (c)	10,351	301,421
Franklin Resources, Inc.	13,291	472,761
Intercontinental Exchange, Inc.	4,509	1,214,544
Invesco, Ltd.	15,503	484,779
Legg Mason, Inc.	3,488	116,778
Moody’s Corp.	6,340	686,495
Morgan Stanley	55,676	1,784,973
Nasdaq, Inc.	4,304	290,692
Northern Trust Corp.	8,038	546,504
S&P Global, Inc.	9,987	1,263,955
State Street Corp.	13,865	965,420
T Rowe Price Group, Inc.	9,402	625,233
The Bank of New York Mellon Corp.	40,380	1,610,354
The Charles Schwab Corp.	45,453	1,434,951
The Goldman Sachs Group, Inc.	14,262	2,300,033
		18,024,671
Commercial Banks (5.3%)
Bank of America Corp.	385,957	6,040,227
BB&T Corp.	30,805	1,161,965
Citigroup, Inc.	109,884	5,189,821
Citizens Financial Group, Inc.	19,646	485,453
Comerica, Inc.	6,518	308,432
Fifth Third Bancorp	28,913	591,560
Huntington Bancshares, Inc.	41,030	404,556
JPMorgan Chase & Co.	136,609	9,096,793
KeyCorp	40,834	496,950
M&T Bank Corp.	5,890	683,829
People’s United Financial, Inc.	11,747	185,837
Regions Financial Corp.	47,473	468,558
SunTrust Banks, Inc.	18,882	827,032
The PNC Financial Services Group, Inc.	18,586	1,674,413
US Bancorp	60,848	2,609,771
Wells Fargo & Co.	171,745	7,604,868
Zions Bancorporation	7,757	240,622
		38,070,687
Consumer Finance (0.7%)
American Express Co.	29,348	1,879,446
Capital One Financial Corp.	19,140	1,374,826
Discover Financial Services	15,265	863,236
Navient Corp.	11,990	173,495
Synchrony Financial	29,963	838,964
		5,129,967
Diversified Financial Services (0.0%)
Leucadia National Corp.	12,267	233,564

Insurance (4.0%)
Aflac, Inc.	15,490	1,113,266
American International Group, Inc.	38,468	2,282,691
Aon PLC (b)	10,012	1,126,250
Arthur J Gallagher & Co.	6,670	339,303
Assurant, Inc.	2,240	206,640
Berkshire Hathaway, Inc. - Class B (c)	71,809	10,374,246
Chubb, Ltd. (b)	17,553	2,205,534
Cincinnati Financial Corp.	5,664	427,179

See accompanying notes to investments in securities.

	Shares	Value(a)
Hartford Financial Services Group, Inc.	14,597	$625,044
Lincoln National Corp.	8,804	413,612
Loews Corp.	10,454	430,182
Marsh & McLennan Cos., Inc.	19,532	1,313,527
MetLife, Inc.	41,520	1,844,734
Principal Financial Group, Inc.	10,094	519,942
Prudential Financial, Inc.	16,528	1,349,511
The Allstate Corp.	14,041	971,356
The Progressive Corp.	21,997	692,905
The Travelers Cos., Inc.	10,903	1,248,939
Torchmark Corp.	4,194	267,955
Unum Group	8,792	310,446
Willis Towers Watson PLC (b)	4,908	651,635
XL Group, Ltd. (b)	10,399	349,718
		29,064,615
Health Care (14.4%)
Biotechnology (2.9%)
AbbVie, Inc.	61,593	3,884,671
Alexion Pharmaceuticals, Inc. (c)	8,537	1,046,124
Amgen, Inc.	28,304	4,721,390
Biogen, Inc. (c)	8,332	2,608,166
Celgene Corp. (c)	29,273	3,059,907
Gilead Sciences, Inc.	49,911	3,948,958
Regeneron Pharmaceuticals, Inc. (c)	2,855	1,147,767
Vertex Pharmaceuticals, Inc. (c)	9,400	819,774
		21,236,757
Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	55,596	2,351,155
Baxter International, Inc.	18,513	881,219
Becton Dickinson and Co.	8,091	1,454,196
Boston Scientific Corp. (c)	51,464	1,224,843
CR Bard, Inc.	2,810	630,227
Danaher Corp.	22,983	1,801,637
DENTSPLY SIRONA, Inc.	8,752	520,131
Edwards Lifesciences Corp. (c)	8,077	973,763
Hologic, Inc. (c)	10,492	407,404
Intuitive Surgical, Inc. (c)	1,538	1,114,789
Medtronic PLC (b)	52,266	4,515,782
St Jude Medical, Inc.	10,743	856,862
Stryker Corp.	11,726	1,365,024
The Cooper Cos., Inc.	1,840	329,838
Varian Medical Systems, Inc. (c)	3,527	351,042
Zimmer Biomet Holdings, Inc.	7,529	978,921
		19,756,833
Health Care Providers & Services (2.6%)
Aetna, Inc.	13,261	1,530,983
AmerisourceBergen Corp.	6,834	552,051
Anthem, Inc.	9,975	1,249,967
Cardinal Health, Inc.	12,049	936,207
Centene Corp. (c)	6,390	427,874
Cigna Corp.	9,745	1,269,968
DaVita, Inc. (c)	6,260	413,598
Express Scripts Holding Co. (c)	23,849	1,682,070
HCA Holdings, Inc. (c)	11,170	844,787
Henry Schein, Inc. (c)	3,105	506,053
Humana, Inc.	5,650	999,429
Laboratory Corp. of America Holdings (c)	3,889	534,660
McKesson Corp.	8,504	1,418,042
Patterson Cos., Inc.	3,127	143,654
Quest Diagnostics, Inc.	5,267	445,746
UnitedHealth Group, Inc.	36,033	5,044,620
Universal Health Services, Inc. - Class B	3,414	420,673
		18,420,382
Health Care Technology (0.1%)
Cerner Corp. (c)	11,300	697,775

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	12,309	579,631
Illumina, Inc. (c)	5,582	1,014,026
Mettler-Toledo International, Inc. (c)	1,002	420,670
PerkinElmer, Inc.	4,091	229,546
Thermo Fisher Scientific, Inc.	14,944	2,376,992
Waters Corp. (c)	3,082	488,466
		5,109,331
Pharmaceuticals (5.4%)
Allergan PLC (c)	14,959	3,445,207
Bristol-Myers Squibb Co.	63,193	3,407,366
Eli Lilly & Co.	36,745	2,949,154
Endo International PLC (b) (c)	7,498	151,085
Johnson & Johnson	103,474	12,223,384
Mallinckrodt PLC (c)	4,013	280,027
Merck & Co., Inc.	104,508	6,522,344
Mylan NV (c)	17,398	663,212
Perrigo Co. PLC (b)	5,382	496,920
Pfizer, Inc.	229,410	7,770,117
Zoetis, Inc.	18,723	973,783
		38,882,599

See accompanying notes to investments in securities.

	Shares	Value(a)
Industrials (9.4%)
Aerospace & Defense (2.0%)
General Dynamics Corp.	10,858	$1,684,727
L-3 Communications Holdings, Inc.	2,935	442,393
Lockheed Martin Corp.	9,548	2,288,847
Northrop Grumman Corp.	6,729	1,439,669
Raytheon Co.	11,161	1,519,347
Rockwell Collins, Inc.	4,921	415,037
The Boeing Co.	21,942	2,890,639
TransDigm Group, Inc. (c)	1,894	547,593
United Technologies Corp.	29,413	2,988,361
		14,216,613
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	5,377	378,863
Expeditors International of Washington, Inc.	6,755	348,018
FedEx Corp.	9,239	1,613,869
United Parcel Service, Inc. - Class B	26,093	2,853,530
		5,194,280
Airlines (0.5%)
Alaska Air Group, Inc.	4,600	302,956
American Airlines Group, Inc.	20,040	733,664
Delta Air Lines, Inc.	28,324	1,114,833
Southwest Airlines Co.	23,457	912,243
United Continental Holdings, Inc. (c)	11,096	582,207
		3,645,903
Building Products (0.1%)
Allegion PLC (b)	3,591	247,456
Fortune Brands Home & Security, Inc.	5,800	336,980
Masco Corp.	12,398	425,375
		1,009,811
Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	3,311	257,563
Cintas Corp.	3,274	368,652
Pitney Bowes, Inc.	7,011	127,320
Republic Services, Inc.	8,771	442,497
Stericycle, Inc. (c)	3,182	255,005
Waste Management, Inc.	15,389	981,203
		2,432,240
Construction & Engineering (0.1%)
Fluor Corp.	5,202	266,967
Jacobs Engineering Group, Inc. (c)	4,589	237,343
Quanta Services, Inc. (c)	5,692	159,319
		663,629
Electrical Equipment (0.6%)
Acuity Brands, Inc.	1,680	444,528
AMETEK, Inc.	8,707	416,020
Eaton Corp. PLC	17,129	1,125,546
Emerson Electric Co.	24,313	1,325,302
Rockwell Automation, Inc.	4,943	604,727
		3,916,123
Industrial Conglomerates (2.6%)
3M Co.	22,921	4,039,368
General Electric Co.	338,924	10,038,929
Honeywell International, Inc.	28,802	3,358,025
Roper Technologies, Inc.	3,874	706,889
Textron, Inc.	10,147	403,343
		18,546,554
Machinery (1.3%)
Caterpillar, Inc.	22,065	1,958,710
Cummins, Inc.	5,868	751,984
Deere & Co.	10,940	933,729
Dover Corp.	5,802	427,259
Flowserve Corp.	4,926	237,630
Fortive Corp.	11,321	576,239
Illinois Tool Works, Inc.	12,083	1,448,027
Ingersoll-Rand PLC	9,769	663,706
PACCAR, Inc.	13,244	778,483
Parker Hannifin Corp.	5,091	639,073
Pentair PLC (b)	6,301	404,776
Snap-On, Inc.	2,243	340,846
Xylem, Inc.	6,716	352,254
		9,512,716
Professional Services (0.3%)
Dun & Bradstreet Corp.	1,339	182,934
Equifax, Inc.	4,536	610,455
Nielsen Holdings PLC	12,704	680,553
Robert Half International, Inc.	4,868	184,303
United Rentals, Inc. (c)	3,275	257,055
Verisk Analytics, Inc. (c)	5,943	483,047
		2,398,347
Road & Rail (0.8%)
CSX Corp.	35,778	1,091,229
JB Hunt Transport Services, Inc.	3,290	266,951
Kansas City Southern	4,086	381,305
Norfolk Southern Corp.	11,079	1,075,328
Ryder System, Inc.	2,000	131,900
Union Pacific Corp.	31,502	3,072,390
		6,019,103

See accompanying notes to investments in securities.

	Shares	Value(a)
Trading Companies & Distributors (0.1%)
Fastenal Co.	10,847	$453,188
WW Grainger, Inc.	2,175	489,027
		942,215
Information Technology (20.8%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	190,229	6,034,064
F5 Networks, Inc. (c)	2,460	306,614
Harris Corp.	4,658	426,719
Juniper Networks, Inc.	14,484	348,485
Motorola Solutions, Inc.	6,306	481,022
		7,596,904
Computers & Peripherals (3.3%)
Apple, Inc. (d)	203,797	23,039,251
NetApp, Inc.	10,539	377,507
Western Digital Corp.	10,751	628,611
		24,045,369
Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp. - Class A	11,676	758,006
Corning, Inc.	39,215	927,435
FLIR Systems, Inc.	5,172	162,504
Seagate Technology PLC	11,280	434,844
TE Connectivity, Ltd. (b)	13,414	863,593
		3,146,382
Internet Software & Services (4.5%)
Akamai Technologies, Inc. (c)	6,562	347,720
Alphabet, Inc. - Class A (c)	11,215	9,017,533
Alphabet, Inc. - Class C (c)	11,226	8,725,858
eBay, Inc. (c)	39,711	1,306,492
Facebook, Inc. - Class A (c)	87,857	11,269,417
VeriSign, Inc. (c)	3,474	271,806
Yahoo!, Inc. (c)	33,027	1,423,464
		32,362,290
IT Services (3.7%)
Accenture PLC - Class A (b)	23,539	2,875,760
Alliance Data Systems Corp. (c)	2,203	472,610
Automatic Data Processing, Inc.	17,269	1,523,126
Cognizant Technology Solutions Corp. - Class A (c)	22,955	1,095,183
CSRA, Inc.	5,507	148,138
Fidelity National Information Services, Inc.	12,398	955,018
Fiserv, Inc. (c)	8,293	824,905
Global Payments, Inc.	5,800	445,208
International Business Machines Corp.	32,898	5,225,847
Mastercard, Inc. - Class A	36,268	3,690,994
Paychex, Inc.	12,135	702,252
PayPal Holdings, Inc. (c)	42,451	1,739,217
Teradata Corp. (c)	4,880	151,280
The Western Union Co.	18,446	384,046
Total System Services, Inc.	6,238	294,122
Visa, Inc. - Class A	71,347	5,900,397
		26,428,103
Office Electronics (0.0%)
Xerox Corp.	32,192	326,105

Semiconductors & Semiconductor Equipment (3.2%)
Analog Devices, Inc.	11,584	746,589
Applied Materials, Inc.	40,880	1,232,532
Broadcom, Ltd. (b)	14,959	2,580,727
First Solar, Inc. (c)	2,834	111,915
Intel Corp.	178,931	6,754,645
KLA-Tencor Corp.	5,839	407,037
Lam Research Corp.	6,031	571,196
Linear Technology Corp.	9,066	537,523
Microchip Technology, Inc.	8,146	506,192
Micron Technology, Inc. (c)	39,191	696,816
NVIDIA Corp.	20,234	1,386,434
Qorvo, Inc. (c)	4,837	269,614
QUALCOMM, Inc.	55,735	3,817,848
Skyworks Solutions, Inc.	7,057	537,320
Texas Instruments, Inc.	37,951	2,663,401
Xilinx, Inc.	9,522	517,425
		23,337,214
Software (4.3%)
Activision Blizzard, Inc.	25,799	1,142,896
Adobe Systems, Inc. (c)	18,804	2,040,986
Autodesk, Inc. (c)	7,385	534,157
CA, Inc.	11,883	393,090
Citrix Systems, Inc. (c)	5,861	499,474
Electronic Arts, Inc. (c)	11,398	973,389
Intuit, Inc.	9,268	1,019,573
Microsoft Corp.	294,722	16,975,987
Oracle Corp.	113,826	4,471,085
Red Hat, Inc. (c)	6,844	553,201
Salesforce.com, Inc. (c)	24,353	1,737,099
Symantec Corp.	23,282	584,378
		30,925,315
Technology Hardware Storage & Peripherals (0.3%)
Hewlett Packard Enterprise Co.	62,799	1,428,677
HP, Inc.	64,646	1,003,953
		2,432,630

See accompanying notes to investments in securities.

	Shares	Value(a)
Materials (2.8%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	8,190	$1,231,285
Albemarle Corp.	4,250	363,332
CF Industries Holdings, Inc.	8,727	212,502
Eastman Chemical Co.	5,564	376,571
Ecolab, Inc.	9,951	1,211,236
EI du Pont de Nemours & Co.	33,011	2,210,747
FMC Corp.	5,003	241,845
International Flavors & Fragrances, Inc.	3,004	429,482
LyondellBasell Industries NV - Class A	12,901	1,040,595
Monsanto Co.	16,578	1,694,272
PPG Industries, Inc.	10,082	1,042,075
Praxair, Inc.	10,765	1,300,735
The Dow Chemical Co.	42,618	2,208,891
The Mosaic Co.	13,170	322,138
The Sherwin-Williams Co.	3,016	834,407
		14,720,113
Construction Materials (0.2%)
Martin Marietta Materials, Inc.	2,422	433,804
Vulcan Materials Co.	4,992	567,740
		1,001,544
Containers & Packaging (0.3%)
Ball Corp.	6,585	539,641
International Paper Co.	15,538	745,513
Owens-Illinois, Inc. (c)	6,130	112,731
Sealed Air Corp.	7,350	336,777
WestRock Co.	9,427	457,021
		2,191,683
Metals & Mining (0.3%)
Alcoa, Inc.	49,700	503,958
Freeport-McMoRan, Inc.	46,217	501,917
Newmont Mining Corp.	20,049	787,725
Nucor Corp.	11,967	591,768
		2,385,368
Real Estate (3.0%)
Health Care REITs (0.4%)
HCP, Inc.	17,652	669,893
Ventas, Inc.	13,288	938,532
Welltower, Inc.	13,491	1,008,722
		2,617,147
Hotels & Resort REITs (0.1%)
Host Hotels & Resorts, Inc.	28,081	437,221

Industrial REITs (0.1%)
ProLogis, Inc.	19,929	1,066,999

Office REITs (0.3%)
Boston Properties, Inc.	5,850	797,297
SL Green Realty Corp.	3,833	414,347
Vornado Realty Trust	6,499	657,764
		1,869,408
Real Estate Services (0.0%)
CBRE Group, Inc. - Class A (c)	11,297	316,090

Residential REITs (0.4%)
Apartment Investment & Management Co. - Class A	5,857	268,895
AvalonBay Communities, Inc.	5,225	929,214
Equity Residential	13,746	884,280
Essex Property Trust, Inc.	2,490	554,523
UDR, Inc.	10,056	361,915
		2,998,827
Retail REITs (0.7%)
Federal Realty Investment Trust	2,700	415,611
General Growth Properties, Inc.	22,029	608,000
Kimco Realty Corp.	15,859	459,118
Realty Income Corp.	9,736	651,631
Simon Property Group, Inc.	11,885	2,460,314
The Macerich Co.	4,563	369,010
		4,963,684
Specialized REITs (1.0%)
American Tower Corp.	16,060	1,820,080
Crown Castle International Corp.	12,732	1,199,482
Digital Realty Trust, Inc.	5,510	535,131
Equinix, Inc.	2,770	997,892
Extra Space Storage, Inc.	4,720	374,815
Iron Mountain, Inc.	9,259	347,490
Public Storage	5,711	1,274,353
Weyerhaeuser Co.	28,317	904,445
		7,453,688
Telecommunication Services (2.6%)
Diversified Telecommunication Services (2.6%)
AT&T, Inc.	232,646	9,447,754
CenturyLink, Inc.	20,636	566,046
Frontier Communications Corp.	44,332	184,421
Level 3 Communications, Inc. (c)	10,956	508,139

See accompanying notes to investments in securities.

	Shares	Value(a)
Verizon Communications, Inc.	154,170	$8,013,757
		18,720,117
Utilities (3.3%)
Electric Utilities (2.0%)
Alliant Energy Corp.	8,590	329,083
American Electric Power Co., Inc.	18,597	1,194,113
Duke Energy Corp.	26,035	2,083,841
Edison International	12,313	889,614
Entergy Corp.	6,779	520,153
Eversource Energy	11,987	649,456
Exelon Corp.	34,836	1,159,690
FirstEnergy Corp.	16,050	530,934
NextEra Energy, Inc.	17,665	2,160,783
PG&E Corp.	18,854	1,153,299
Pinnacle West Capital Corp.	4,150	315,359
PPL Corp.	25,582	884,370
Southern Co.	37,015	1,898,869
Xcel Energy, Inc.	19,211	790,341
		14,559,905
Gas Utilities (0.1%)
ONEOK, Inc.	7,940	408,036

Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.	11,901	133,410
The AES Corp.	24,836	319,143
		452,553
Multi-Utilities (1.0%)
Ameren Corp.	9,085	446,800
CenterPoint Energy, Inc.	16,273	378,022
CMS Energy Corp.	10,549	443,163
Consolidated Edison, Inc.	11,494	865,498
Dominion Resources, Inc.	23,667	1,757,748
DTE Energy Co.	6,820	638,829
NiSource, Inc.	12,151	292,961
Public Service Enterprise Group, Inc.	19,065	798,252
SCANA Corp.	5,351	387,252
Sempra Energy	9,448	1,012,731
WEC Energy Group, Inc.	11,928	714,249
		7,735,505
Water Utilities (0.1%)
American Water Works Co., Inc.	6,720	502,925
Total common stocks (cost: $318,182,325)		708,790,595

Short-Term Securities (2.0%)
Investment Companies (2.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.270%	14,661,075	14,661,075
Total short-term securities (cost: $14,661,075)		14,661,075
Total investments in securities (cost: $332,843,400) (e)		723,451,670
Cash and other assets in excess of liabilities (0.1%)		758,313
Total net assets (100.0%)		$724,209,983

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Foreign security: The Fund held 2.5% of net assets in foreign securities at September 30, 2016.

(c)          Non-income producing security.

(d)         Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2016, securities with an aggregate market value of $3,956,750 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P 500® E-Mini Index Future	December 2016	123	Long	$(26,143)
		123		$(26,143)

(e)          At September 30, 2016 the cost of securities for federal income tax purposes was $335,948,335. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$395,392,395
Gross unrealized depreciation	(7,889,060)
Net unrealized appreciation	$387,503,335

See accompanying notes to investments in securities.

SFT Advantus International Bond Fund

Investments in Securities

September 30, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (54.9%)
Argentina (1.5%)
Government (1.5%)
Argentina International Bond (ARS)
0.010%, 10/03/21 (c)	25,742,000	$1,687,336

Brazil (12.6%)
Government (12.6%)
Brazil Letras do Tesouro Nacional (BRL)
18.579%, 01/01/19 (c)	8,180,000	1,971,567
19.097%, 07/01/19 (c)	12,580,000	2,875,094
Brazil Notas do Tesouro Nacional Serie B (BRL)
6.000%, 08/15/18	140,000	126,481
6.000%, 05/15/19	330,000	299,144
6.000%, 08/15/20	40,000	36,255
6.000%, 08/15/22	140,000	126,792
6.000%, 05/15/23	237,000	219,291
6.000%, 08/15/24	110,000	96,201
6.000%, 05/15/45	2,000,000	1,861,105
Brazil Notas do Tesouro Nacional Serie F (BRL)
10.000%, 01/01/17	6,610,000	2,016,473
10.000%, 01/01/21	3,390,000	994,811
10.000%, 01/01/23	970,000	279,467
10.000%, 01/01/25	5,990,000	1,706,426
10.000%, 01/01/27	3,690,000	1,035,958
		13,645,065
Indonesia (4.5%)
Government (4.5%)
Indonesia Treasury Bond (IDR)
6.125%, 05/15/28	228,000,000	15,959
7.000%, 05/15/27	152,000,000	11,588
8.375%, 03/15/24	21,929,000,000	1,817,195
8.375%, 09/15/26	10,241,000,000	852,565
9.000%, 03/15/29	506,000,000	44,199
9.500%, 07/15/23	18,680,000,000	1,618,814
10.000%, 09/15/24	1,959,000,000	175,885
10.000%, 02/15/28	76,000,000	7,038
10.250%, 07/15/22	2,658,000,000	235,612
11.500%, 09/15/19	466,000,000	40,320
		4,819,175
Malaysia (2.5%)
Government (2.5%)
Malaysia Government Bond (MYR)
3.260%, 03/01/18	1,240,000	302,762
3.314%, 10/31/17	1,580,000	385,232
3.394%, 03/15/17	4,590,000	1,113,960
3.814%, 02/15/17	1,060,000	257,519
4.012%, 09/15/17	1,130,000	277,101
4.240%, 02/07/18	1,330,000	328,647
		2,665,221
Mexico (7.9%)
Government (7.9%)
Mexican Bonos (MXN)
4.750%, 06/14/18	8,200,000	419,888
5.000%, 06/15/17	70,130,000	3,625,848
7.250%, 12/15/16	74,317,000	3,859,231
7.750%, 12/14/17	5,000,000	266,569
Mexican Udibonos (MXN)
2.500%, 12/10/20	1,505,522	77,798
3.500%, 12/14/17	2,727,395	144,122
4.000%, 06/13/19	1,881,903	101,517
		8,494,973
Philippines (1.5%)
Government (1.5%)
Philippine Government Bond (PHP)
2.125%, 05/23/18	23,158,000	475,994
2.875%, 05/22/17	4,700,000	97,368
3.375%, 08/20/20	1,600,000	33,526
3.875%, 11/22/19	41,660,000	886,573
5.000%, 08/18/18	3,500,000	75,617
5.875%, 01/31/18	2,470,000	53,055
		1,622,133
Poland (2.9%)
Government (2.9%)
Poland Government Bond (PLN)
1.790%, 01/25/17 (d)	2,011,000	526,211
1.790%, 01/25/21 (d)	2,040,000	525,117
4.750%, 10/25/16	1,070,000	280,154
5.750%, 09/23/22	5,900,000	1,823,638
		3,155,120
Portugal (2.6%)
Government (2.6%)
Portugal Government International Bond (USD)
5.125%, 10/15/24 (e)	1,060,000	1,055,836
Portugal Obrigacoes do Tesouro OT (EUR)
3.875%, 02/15/30 (e)	1,490,000	1,684,241
4.950%, 10/25/23	10,600	13,496
5.650%, 02/15/24	26,200	34,389
		2,787,962
Serbia (0.2%)
Government (0.2%)
Republic of Serbia (USD)
5.250%, 11/21/17 (e)	200,000	206,500

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
South Korea (13.5%)
Financial (4.9%)
Korea Monetary Stabilization Bond (KRW)
1.250%, 08/02/18	135,000,000	$122,464
1.490%, 02/02/18	88,000,000	80,065
1.560%, 10/02/17	4,367,200,000	3,974,154
1.700%, 08/02/17	1,106,100,000	1,007,180
1.960%, 02/02/17	130,100,000	118,375
		5,302,238
Government (8.6%)
Korea Treasury Bond (KRW)
1.375%, 09/10/21	129,200,000	117,974
1.500%, 06/10/19	5,190,600,000	4,744,063
1.750%, 12/10/18	736,600,000	675,470
2.000%, 12/10/17	1,816,600,000	1,661,846
2.000%, 03/10/21	2,212,310,000	2,069,007
		9,268,360
		14,570,598
Sri Lanka (0.6%)
Government (0.6%)
Sri Lanka Government Bond (LKR)
7.500%, 08/15/18	2,880,000	18,608
8.000%, 06/15/17	1,640,000	11,025
8.000%, 11/15/18	100,000	647
8.000%, 11/01/19	1,640,000	10,332
8.250%, 03/01/17	80,000	543
8.500%, 04/01/18	1,570,000	10,419
8.500%, 06/01/18	10,000	66
9.000%, 05/01/21	20,000	126
9.250%, 05/01/20	6,070,000	39,310
10.600%, 07/01/19	40,810,000	276,538
10.600%, 09/15/19	4,890,000	33,111
11.000%, 08/01/21	32,590,000	220,351
		621,076
Ukraine (4.6%)
Government (4.6%)
Ukraine Government International Bond (USD)
0.000%, 05/31/40 (d) (e)	1,369,000	437,875
7.750%, 09/01/20 (e)	261,000	255,049
7.750%, 09/01/21 (e)	698,000	677,199
7.750%, 09/01/22 (e)	698,000	673,709
7.750%, 09/01/23 (e)	698,000	670,080
7.750%, 09/01/24 (e)	598,000	570,899
7.750%, 09/01/25 (e)	598,000	567,663
7.750%, 09/01/26 (e)	598,000	565,230
7.750%, 09/01/27 (e)	598,000	562,240
		4,979,944
Total long-term debt securities (cost: $60,745,177)		59,255,103

Short-Term Securities (45.5%)
Malaysia (2.0%)
Bank Negara Malaysia Monetary Note (MYR)
2.430%, 06/22/17 (c)	1,420,000	337,442
2.470%, 09/19/17 (c)	1,330,000	314,107
2.478%, 04/20/17 (c)	1,840,000	438,964
2.543%, 07/20/17 (c)	1,640,000	388,698
3.050%, 10/06/16 (c)	220,000	53,176
3.050%, 10/11/16 (c)	890,000	215,035
3.050%, 10/18/16 (c)	680,000	164,203
Malaysia Treasury Bill (MYR)
2.200%, 03/10/17 (c)	380,000	91,010
2.352%, 08/11/17 (c)	350,000	82,959
2.640%, 01/20/17 (c)	370,000	88,767
		2,174,361
Mexico (12.2%)
Mexican Cetes (MXN)
3.885%, 12/08/16 (c)	36,424,500	1,868,805
4.006%, 10/13/16 (c)	23,545,900	1,215,050
4.113%, 10/27/16 (c)	6,007,200	309,498
4.138%, 11/10/16 (c)	3,314,200	170,482
4.190%, 02/02/17 (c)	17,323,500	882,786
4.358%, 11/24/16 (c)	9,957,900	511,265
4.421%, 03/02/17 (c)	8,573,700	435,097
4.552%, 12/22/16 (c)	5,277,900	269,976
4.604%, 05/25/17 (c)	92,199,300	4,627,448
4.677%, 03/30/17 (c)	20,652,900	1,043,233
5.009%, 03/16/17 (c)	6,908,500	349,016
5.140%, 07/06/17 (c)	9,211,300	458,020
5.199%, 07/20/17 (c)	19,573,900	971,009
		13,111,685
Philippines (2.2%)
Philippine Treasury Bill (PHP)
1.163%, 03/29/17 (c)	28,980,000	594,199
1.164%, 02/08/17 (c)	2,310,000	47,437
1.331%, 11/02/16 (c)	4,280,000	88,154
1.334%, 03/15/17 (c)	3,290,000	67,438
1.341%, 02/22/17 (c)	4,970,000	101,950
1.352%, 09/27/17 (c)	55,340,000	1,126,087
1.385%, 01/18/17 (c)	12,450,000	255,680
1.495%, 05/03/17 (c)	4,620,000	94,445
1.527%, 06/07/17 (c)	350,000	7,143
1.556%, 12/07/16 (c)	2,260,000	46,472
		2,429,005

See accompanying notes to investments in securities.

	Shares/ Principal(b)	Value(a)
South Korea (0.8%)
Korea Monetary Stabilization Bond (KRW)
1.530%, 10/08/16	159,000,000	$144,369
1.570%, 01/09/17	55,000,000	49,940
1.610%, 11/09/16	748,900,000	679,985
		874,294
United States (5.4%)
Federal Home Loan Bank (USD)
0.101%, 10/03/16 (c)	5,835,000	5,834,968

Investment Companies (22.9%)
United States (22.9%)
State Street Institutional U.S. Government Money Market Fund (USD), current rate 0.270%	24,660,337	24,660,337
Total short-term securities (cost: $49,528,831)		49,084,650
Total investments in securities (cost: $110,274,008) (f)		108,339,753
Liabilities in excess of cash and other assets (-0.4%)		(476,761)
Total net assets (100.0%)		$107,862,992

See accompanying notes to investments in securities.

Foreign Forward Currency Contracts

On September 30, 2016, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
10/03/16	86,000	EUR	95,856	USD	$(791)	DBK
10/03/16	421,377,000	CLP	637,002	USD	(2,504)	DBK
10/03/16	96,750	USD	86,000	EUR	(103)	DBK
10/03/16	483,700	USD	327,344,000	CLP	13,096	DBK
10/03/16	140,779	USD	94,033,000	CLP	1,931	DBK
10/03/16	173,785,000	CLP	261,922	USD	(1,825)	MSC
10/03/16	255,886	USD	173,785,000	CLP	7,860	MSC
10/04/16	769,000	MYR	186,877	USD	926	HSB
10/04/16	193,932	USD	769,000	MYR	(7,981)	HSB
10/06/16	228,417	EUR	254,789	USD	(1,929)	BCB
10/06/16	535,000	EUR	599,501	USD	(1,787)	HSB
10/06/16	366,500	EUR	408,684	USD	(3,226)	JPM
10/11/16	730,071	EUR	821,553	USD	836	CIT
10/11/16	404,175	EUR	458,334	USD	3,977	DBK
10/11/16	75,000	EUR	84,169	USD	(143)	GSC
10/11/16	306,851	EUR	345,482	USD	532	HSB
10/11/16	123,302,080	JPY	4,400,000	MYR	(154,410)	JPM
10/11/16	120,499,760	JPY	4,300,000	MYR	(150,900)	JPM
10/11/16	64,582	USD	43,367,000	CLP	1,209	JPM
10/11/16	294,000	EUR	330,985	USD	482	MSC
10/11/16	161,300	USD	108,301,500	CLP	3,003	MSC
10/12/16	805,000	EUR	908,740	USD	3,748	BOA
10/12/16	93,033	USD	62,206,750	CLP	1,331	DBK
10/12/16	124,064	USD	82,000,000	CLP	326	JPM
10/12/16	30,600	EUR	34,546	USD	145	SCB
10/13/16	602,000	EUR	682,734	USD	5,925	HSB
10/14/16	93,544	USD	62,206,750	CLP	803	DBK
10/17/16	69,813	USD	47,223,000	CLP	1,789	JPM
10/17/16	188,061	USD	127,280,000	CLP	4,927	MSC
10/18/16	131,023	USD	87,130,000	CLP	1,076	DBK
10/18/16	153,000	EUR	170,557	USD	(1,497)	GSC
10/18/16	1,561,363	USD	1,716,000,000	KRW	(3,204)	HSB
10/18/16	1,716,000,000	KRW	1,482,057	USD	(76,101)	HSB
10/18/16	57,083	USD	3,868,000	INR	862	JPM
10/19/16	799,000	EUR	890,609	USD	(7,938)	BCB
10/20/16	466,225	USD	31,697,000	INR	8,461	DBK
10/20/16	150,085	USD	101,735,000	CLP	4,128	DBK
10/21/16	174,750	EUR	195,638	USD	(903)	DBK
10/24/16	209,173	USD	137,500,000	CLP	(823)	BCB
10/24/16	27,530,000	JPY	231,817	USD	(40,270)	BCB
10/24/16	154,307	USD	104,265,000	CLP	3,684	DBK
10/25/16	74,223	USD	5,058,000	INR	1,465	DBK
10/25/16	185,032	USD	121,862,000	CLP	(394)	DBK
10/25/16	2,292,353	USD	156,094,362	INR	43,434	JPM
10/25/16	39,623	USD	25,965,000	CLP	(283)	JPM
10/27/16	249,043	EUR	277,253	USD	(2,925)	BCB
10/27/16	204,861	USD	13,967,000	INR	4,075	DBK
10/28/16	277,912	USD	18,951,166	INR	5,538	DBK

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
10/28/16	340,286	USD	225,814,000	CLP	$1,759	DBK
10/28/16	635,484	USD	421,377,000	CLP	2,785	DBK
10/28/16	146,799	USD	97,350,000	CLP	659	DBK
10/28/16	294,736	USD	20,094,000	INR	5,807	HSB
10/28/16	350,577	USD	23,887,000	INR	6,698	JPM
10/28/16	131,006	USD	87,450,500	CLP	1,457	MSC
10/28/16	261,323	USD	173,785,000	CLP	1,913	MSC
10/31/16	789,099	EUR	885,981	USD	(1,941)	BCB
10/31/16	1,054,600	EUR	1,184,010	USD	(2,663)	BOA
10/31/16	1,647,000	EUR	1,817,481	USD	(35,781)	BOA
10/31/16	209,584	EUR	235,287	USD	(544)	CIT
10/31/16	310,400	EUR	342,471	USD	(6,802)	CIT
10/31/16	51,798	EUR	58,061	USD	(224)	DBK
10/31/16	846,000	EUR	949,495	USD	(2,453)	DBK
10/31/16	22,832	EUR	25,199	USD	(493)	DBK
10/31/16	106,629	USD	419,000	MYR	(5,460)	JPM
11/01/16	122,716	EUR	136,626	USD	(1,464)	BCB
11/01/16	535,000	EUR	595,610	USD	(6,419)	JPM
11/02/16	536,000,000	KRW	464,210	USD	(22,554)	HSB
11/03/16	699,000	EUR	783,673	USD	(2,979)	BOA
11/03/16	86,000	EUR	96,870	USD	86	DBK
11/04/16	228,417	EUR	257,228	USD	157	BCB
11/04/16	536,000	EUR	603,386	USD	145	CIT
11/07/16	160,986	USD	10,920,000	INR	2,080	HSB
11/07/16	163,432	USD	108,298,000	CLP	466	MSC
11/08/16	266,300	EUR	297,923	USD	(1,836)	CIT
11/08/16	283,391	USD	19,213,833	INR	3,478	DBK
11/08/16	352,615	USD	233,995,000	CLP	1,485	DBK
11/08/16	737,103	EUR	824,737	USD	(4,978)	HSB
11/08/16	1,947,991	EUR	8,809,788	MYR	(66,450)	JPM
11/09/16	13,826,020	JPY	114,872	USD	(21,863)	CIT
11/09/16	72,230	USD	47,932,000	CLP	299	DBK
11/09/16	3,406,000	EUR	3,744,897	USD	(89,209)	DBK
11/09/16	57,207	USD	3,868,000	INR	534	JPM
11/10/16	76,884	EUR	85,546	USD	(1,006)	CIT
11/10/16	37,330	USD	2,528,000	INR	401	DBK
11/14/16	449,300	EUR	499,835	USD	(6,047)	BCB
11/14/16	956,000	EUR	1,033,302	USD	(43,090)	CIT
11/14/16	34,439,000	JPY	283,006	USD	(57,652)	CIT
11/14/16	1,020,000,000	KRW	872,503	USD	(53,738)	CIT
11/14/16	273,000	EUR	304,305	USD	(3,075)	DBK
11/14/16	82,000	EUR	92,017	USD	(309)	GSC
11/14/16	19,620,000	JPY	180,993	USD	(13,081)	GSC
11/14/16	22,910,000	JPY	188,118	USD	(38,499)	HSB
11/14/16	13,582,000	JPY	111,437	USD	(22,912)	JPM
11/14/16	448,002	USD	292,805,000	CLP	(5,114)	MSC
11/14/16	16,000	EUR	17,949	USD	(66)	SCB
11/14/16	14,666,000	JPY	135,298	USD	(9,773)	SCB
11/15/16	80,099	EUR	89,675	USD	(515)	BCB
11/15/16	1,388,914	EUR	1,557,500	USD	(6,392)	CIT
11/15/16	758,475	EUR	850,205	USD	(3,824)	DBK
11/15/16	1,023,863	EUR	1,146,573	USD	(6,278)	JPM

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
11/15/16	301,000	EUR	337,466	USD	$(1,454)	SCB
11/16/16	14,665,000	JPY	120,874	USD	(24,198)	CIT
11/16/16	563,000,000	KRW	481,155	USD	(30,077)	CIT
11/16/16	234,695	USD	15,917,000	INR	2,632	DBK
11/16/16	379,156	USD	25,664,000	INR	3,500	HSB
11/16/16	412,000	EUR	461,424	USD	(2,501)	JPM
11/16/16	1,755,000	AUD	1,283,607	USD	(58,149)	JPM
11/16/16	1,285,000	AUD	939,849	USD	(42,576)	JPM
11/16/16	179,666	USD	117,115,000	CLP	(2,549)	MSC
11/16/16	18,200,000	JPY	149,936	USD	(30,106)	MSC
11/16/16	13,769,800	JPY	127,190	USD	(9,027)	SCB
11/17/16	281,301	USD	183,689,250	CLP	(3,523)	DBK
11/17/16	115,000	EUR	124,973	USD	(4,526)	DBK
11/17/16	1,375,000,000	KRW	1,172,058	USD	(76,491)	HSB
11/18/16	45,867,000	JPY	377,702	USD	(76,069)	DBK
11/18/16	758,000,000	KRW	645,793	USD	(42,486)	HSB
11/21/16	63,773,000	JPY	523,180	USD	(107,813)	CIT
11/21/16	403,000	AUD	291,732	USD	(16,338)	CIT
11/21/16	1,464,000,000	KRW	1,237,950	USD	(91,327)	CIT
11/21/16	56,774,000	JPY	523,552	USD	(38,190)	CIT
11/21/16	510,253	EUR	577,091	USD	2,407	HSB
11/21/16	55,521	USD	225,000	MYR	(1,249)	HSB
11/22/16	119,438	EUR	135,658	USD	1,132	BOA
11/22/16	1,004,000	EUR	1,140,373	USD	9,547	HSB
11/22/16	32,855	EUR	37,350	USD	345	JPM
11/22/16	83,689	USD	55,465,000	CLP	153	JPM
11/23/16	610,000,000	KRW	518,527	USD	(35,321)	DBK
11/23/16	355,992	USD	24,082,000	INR	2,653	JPM
11/23/16	33,313	EUR	37,844	USD	321	UBS
11/25/16	107,378	EUR	122,106	USD	1,148	BCB
11/25/16	200,931	USD	135,478,000	CLP	3,813	DBK
11/25/16	154,000	EUR	174,684	USD	1,208	GSC
11/25/16	1,091,514	USD	1,200,000,000	KRW	(2,013)	HSB
11/25/16	1,200,000,000	KRW	1,006,711	USD	(82,790)	HSB
11/25/16	11,968,000	JPY	110,040	USD	(8,394)	HSB
11/25/16	642,000	EUR	730,121	USD	6,930	JPM
11/25/16	191,000	EUR	206,753	USD	(8,402)	MSC
11/25/16	333,000	EUR	358,649	USD	(16,464)	MSC
11/28/16	131,855	EUR	149,086	USD	537	BOA
11/28/16	64,764,000	JPY	592,876	USD	(48,099)	BOA
11/28/16	743,770	EUR	841,094	USD	3,154	SCB
11/28/16	52,556,000	JPY	482,176	USD	(37,975)	SCB
11/28/16	616,157	EUR	697,034	USD	2,865	UBS
11/30/16	179,868	USD	119,882,000	CLP	1,236	CIT
11/30/16	140,871	USD	9,556,000	INR	1,276	JPM
11/30/16	535,000	EUR	606,184	USD	3,396	SCB
12/02/16	377,000,000	KRW	318,143	USD	(24,103)	HSB
12/02/16	1,072,000,000	KRW	904,641	USD	(68,536)	HSB
12/06/16	142,690	USD	97,750,000	CLP	4,909	DBK
12/07/16	1,494,000,000	KRW	1,342,137	USD	(14,068)	GSC
12/09/16	69,400,000	JPY	649,205	USD	(38,014)	HSB
12/12/16	91,710,000	JPY	863,938	USD	(44,371)	CIT

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
12/12/16	201,575	USD	134,309,250	CLP	$1,121	DBK
12/12/16	994,000	AUD	707,409	USD	(52,063)	JPM
12/13/16	133,550	EUR	150,300	USD	(271)	DBK
12/13/16	22,100,000	JPY	208,889	USD	(10,006)	DBK
12/13/16	66,670,000	JPY	629,556	USD	(30,794)	HSB
12/13/16	61,770,000	JPY	583,047	USD	(28,770)	JPM
12/13/16	1,467,000	AUD	1,082,521	USD	(38,323)	JPM
12/14/16	65,936	USD	4,419,000	INR	(349)	CIT
12/14/16	989,000	AUD	730,001	USD	(25,616)	CIT
12/14/16	245,381	USD	16,470,000	INR	(933)	DBK
12/14/16	494,000	AUD	353,645	USD	(23,781)	JPM
12/15/16	55,874	EUR	63,047	USD	45	CIT
12/15/16	763,000,000	KRW	649,251	USD	(43,368)	CIT
12/15/16	89,000	EUR	99,051	USD	(1,303)	JPM
12/16/16	74,100	AUD	54,413	USD	(2,199)	CIT
12/16/16	1,800,049	USD	7,400,000	MYR	(17,095)	HSB
12/16/16	46,950,000	JPY	446,038	USD	(19,077)	HSB
12/16/16	27,000	EUR	30,408	USD	(38)	JPM
12/16/16	437,000	EUR	492,368	USD	(407)	MSC
12/20/16	149,300	AUD	109,558	USD	(4,495)	CIT
12/20/16	607,000,000	KRW	516,253	USD	(34,752)	DBK
12/22/16	271,780	EUR	304,962	USD	(1,606)	BCB
12/27/16	126,000	EUR	141,838	USD	(329)	GSC
12/29/16	327,271	EUR	368,203	USD	(1,102)	JPM
01/09/17	126,422	USD	515,800	MYR	(2,274)	DBK
01/10/17	10,873,000	JPY	92,808	USD	(15,064)	GSC
01/11/17	62,600,000	JPY	626,821	USD	5,731	BCB
01/11/17	24,978	USD	100,000	MYR	(911)	HSB
01/13/17	33,230,000	JPY	326,599	USD	(3,125)	BCB
01/13/17	3,206,080	EUR	3,527,329	USD	(93,183)	SCB
01/17/17	9,980,000	JPY	85,705	USD	(13,340)	CIT
01/17/17	29,920,000	JPY	256,167	USD	(40,769)	SCB
01/19/17	35,690,000	JPY	340,359	USD	(13,873)	HSB
01/19/17	118,019	USD	467,000	MYR	(5,662)	JPM
01/19/17	636,000	EUR	704,373	USD	(14,032)	JPM
01/19/17	45,710,000	JPY	436,341	USD	(17,341)	SCB
01/23/17	91,427	USD	366,000	MYR	(3,384)	DBK
01/23/17	205,401	EUR	918,000	MYR	(11,228)	DBK
01/23/17	501,790	EUR	553,851	USD	(13,056)	DBK
01/23/17	139,000	EUR	153,512	USD	(3,526)	DBK
01/23/17	10,020,000	JPY	86,810	USD	(12,659)	DBK
01/23/17	262,836	EUR	1,180,000	MYR	(13,091)	JPM
01/25/17	208,737	USD	841,000	MYR	(6,448)	HSB
01/25/17	103,905	USD	418,635	MYR	(3,210)	HSB
01/25/17	51,000,000	JPY	483,830	USD	(22,497)	JPM
01/26/17	156,878	USD	628,000	MYR	(5,829)	DBK
01/27/17	362,540	EUR	397,429	USD	(12,231)	BCB
01/27/17	111,158	USD	445,000	MYR	(4,129)	DBK
01/27/17	263,982	EUR	1,180,000	MYR	(14,486)	DBK
01/27/17	52,800,000	JPY	450,733	USD	(73,512)	GSC
01/27/17	184,000	EUR	201,920	USD	(5,995)	GSC
01/27/17	17,600,000	JPY	150,249	USD	(24,500)	JPM

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
01/31/17	64,982,551	JPY	554,932	USD	$(90,391)	HSB
02/03/17	820,000	EUR	904,722	USD	(22,145)	DBK
02/08/17	335,000	EUR	379,597	USD	853	BCB
02/08/17	281,581	USD	1,143,865	MYR	(6,598)	HSB
02/09/17	14,673,000	JPY	127,259	USD	(18,515)	CIT
02/09/17	454,000	EUR	514,661	USD	1,355	CIT
02/09/17	51,000	EUR	57,569	USD	(93)	GSC
02/10/17	61,530,000	JPY	604,605	USD	(6,714)	CIT
02/10/17	210,000	EUR	236,527	USD	(916)	DBK
02/10/17	158,000	EUR	177,788	USD	(860)	HSB
02/13/17	730,000	EUR	836,507	USD	11,000	BCB
02/13/17	107,000	EUR	121,830	USD	831	GSC
02/13/17	4,947	USD	20,000	MYR	(140)	HSB
02/13/17	7,421	USD	30,000	MYR	(211)	HSB
02/16/17	478,250	USD	1,927,206	MYR	(15,104)	DBK
02/16/17	15,430,000	JPY	136,199	USD	(17,145)	DBK
02/16/17	210,000	EUR	239,478	USD	1,971	GSC
02/16/17	6,828,270	JPY	61,398	USD	(6,462)	GSC
02/16/17	14,652,000	JPY	129,583	USD	(16,029)	GSC
02/16/17	8,030,000	JPY	79,400	USD	(403)	JPM
02/16/17	160,000	EUR	182,309	USD	1,351	SCB
02/21/17	113,543	USD	485,000	MYR	2,989	HSB
02/22/17	253,000	EUR	284,208	USD	(2,008)	BCB
02/27/17	45,752,000	JPY	413,144	USD	(41,772)	HSB
02/27/17	19,720,000	JPY	178,071	USD	(18,007)	HSB
02/28/17	54,600,000	JPY	538,477	USD	(4,441)	BCB
02/28/17	54,300	EUR	60,607	USD	(839)	DBK
02/28/17	22,848,000	JPY	225,348	USD	(1,843)	JPM
03/01/17	485,214	EUR	542,018	USD	(7,071)	DBK
03/03/17	44,000,000	JPY	394,711	USD	(42,866)	JPM
03/06/17	20,800,000	JPY	185,218	USD	(21,665)	HSB
03/07/17	13,000	EUR	14,411	USD	(305)	DBK
03/09/17	57,903,900	JPY	575,668	USD	(341)	BCB
03/13/17	982,000	AUD	750,415	USD	1,656	CIT
03/15/17	3,616,725	USD	50,417,142,846	IDR	160,820	JPM
03/17/17	370,000	AUD	269,730	USD	(12,364)	JPM
03/20/17	1,017,000,000	KRW	928,386	USD	4,604	CIT
03/20/17	999,000,000	KRW	915,087	USD	7,655	HSB
03/20/17	4,111,000	AUD	3,022,407	USD	(111,670)	JPM
03/21/17	22,560,000	JPY	221,785	USD	(2,759)	BCB
03/23/17	77,666,000	JPY	769,008	USD	(4,088)	CIT
03/23/17	28,159,000	JPY	278,912	USD	(1,386)	DBK
03/23/17	29,650,000	JPY	293,628	USD	(1,511)	MSC
03/24/17	42,092,130	JPY	416,793	USD	(2,217)	BCB
03/27/17	1,195,000,000	KRW	1,067,298	USD	(18,237)	HSB
03/28/17	1,200,000,000	KRW	1,083,179	USD	(6,907)	HSB
03/31/17	39,599	USD	160,000	MYR	(1,214)	HSB
03/31/17	9,763,000	JPY	87,173	USD	(10,045)	JPM
04/04/17	2,646,601	USD	47,249,763	MXN	(253,420)	CIT
04/04/17	47,249,763	MXN	2,463,581	USD	70,401	CIT
04/04/17	186,086	USD	769,000	MYR	(1,629)	HSB
04/11/17	59,513	USD	233,000	MYR	(3,640)	JPM

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
04/13/17	12,300,000	JPY	115,602	USD	$(6,955)	CIT
04/18/17	22,030,000	JPY	204,848	USD	(14,711)	BOA
04/18/17	372,196	USD	1,465,895	MYR	(20,777)	DBK
04/21/17	29,220,000	JPY	270,953	USD	(20,306)	JPM
04/24/17	142,170,490	JPY	1,320,048	USD	(97,283)	JPM
04/25/17	1,595,000,000	KRW	1,399,307	USD	(49,802)	HSB
04/26/17	444,000,000	KRW	387,451	USD	(15,938)	HSB
05/18/17	74,624,550	JPY	695,995	USD	(48,815)	BOA
05/18/17	74,514,200	JPY	694,625	USD	(49,083)	CIT
05/19/17	74,400,375	JPY	691,132	USD	(51,476)	BOA
05/19/17	99,540	USD	405,080	MYR	(2,552)	DBK
05/19/17	74,662,400	JPY	693,566	USD	(51,657)	HSB
05/22/17	74,602,500	JPY	690,410	USD	(54,324)	BOA
05/22/17	41,201,000	JPY	382,514	USD	(28,782)	JPM
06/08/17	46,300,000	JPY	438,596	USD	(23,981)	CIT
06/16/17	17,886,000	JPY	171,554	USD	(7,212)	CIT
06/16/17	26,000,000	JPY	249,273	USD	(10,590)	JPM
06/19/17	46,870,000	JPY	448,787	USD	(19,733)	DBK
06/20/17	35,200,000	JPY	342,955	USD	(8,928)	CIT
06/22/17	46,960,000	JPY	456,277	USD	(13,212)	DBK
07/13/17	254,066	USD	1,023,987	MYR	(9,413)	HSB
07/14/17	286,880	USD	1,160,000	MYR	(9,739)	DBK
07/14/17	253,138	USD	1,023,565	MYR	(8,593)	DBK
07/14/17	21,600,000	JPY	211,102	USD	(5,084)	JPM
07/20/17	58,134	USD	232,000	MYR	(2,715)	DBK
07/20/17	180,514	EUR	813,000	MYR	(11,387)	DBK
07/25/17	32,786,000	JPY	314,012	USD	(14,319)	CIT
07/31/17	60,350,000	JPY	581,046	USD	(23,512)	BCB
07/31/17	50,203,538	JPY	483,591	USD	(19,324)	DBK
08/15/17	15,430,000	JPY	155,131	USD	439	BCB
08/18/17	51,438,000	JPY	520,838	USD	5,070	DBK
08/22/17	96,755,000	JPY	981,288	USD	10,923	HSB
08/22/17	69,639,000	JPY	706,324	USD	7,909	JPM
08/24/17	23,068,000	JPY	233,549	USD	2,174	BCB
08/24/17	22,797,000	JPY	231,141	USD	2,484	DBK
08/28/17	65,692,000	JPY	664,949	USD	5,911	JPM
08/30/17	38,472,000	JPY	390,414	USD	4,413	DBK
08/30/17	33,447,000	JPY	338,738	USD	3,154	JPM
09/01/17	73,808,000	JPY	732,949	USD	(7,666)	HSB
					$(3,836,692)

At September 30, 2016, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 0.926%	CIT	10/17/17	$6,540,000	$—	$(17,010)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.817%	CIT	02/03/25	440,000	—	(16,172)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.914%	CIT	01/22/25	1,760,000	—	(79,488)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.937%	CIT	01/29/25	320,000	—	(14,979)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.942%	CIT	01/30/25	270,000	—	(12,733)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.970%	CIT	01/23/25	2,200,000	—	(108,724)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.973%	CIT	01/27/25	1,300,000	—	(64,755)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.978%	CIT	03/27/25	750,000	—	(36,127)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.985%	CIT	03/27/25	750,000	—	(36,575)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.695%	CIT	05/09/24	4,260,000	—	(458,892)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.731%	CIT	07/08/24	1,250,000	—	(135,715)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.388%	CIT	05/09/44	2,028,000	—	(758,939)
Net unrealized appreciation (depreciation)				$—	$(1,740,109)

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	Rate represents annualized yield at date of purchase.
(d)	Variable rate security.
(e)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(f)

At September 30, 2016 the cost of securities for federal income tax purposes was $110,274,008. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$3,780,044
Gross unrealized depreciation	(5,714,299)
Net unrealized depreciation	$(1,934,255)

Currency Legend

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
USD	United States Dollar

Counterparty Legend

BCB	Barclays Bank PLC
BOA	Bank of America Merrill Lynch
CIT	Citibank NA
DBK	Deutsche Bank AG
GSC	Goldman Sachs
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
MSC	Morgan Stanley and Co., Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

See accompanying notes to investments in securities.

SFT Advantus Managed Volatility Equity Fund

Investments in Securities

September 30, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (88.4%)
Investment Companies (88.4%)
iShares Core High Dividend ETF	366,842	$29,816,918
iShares Edge MSCI Minimum Volatility EAFE ETF	596,623	40,355,580
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	179,370	9,696,742
iShares Edge MSCI Minimum Volatility USA ETF (b)	1,162,262	52,801,563
iShares MSCI Germany ETF	245,462	6,448,287
iShares Short Maturity Bond ETF	153,535	7,705,921
Total mutual funds (cost: $142,536,718)		146,825,011

Short-Term Securities (12.9%)
Investment Companies (12.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.270%	21,343,751	21,343,751
Total short-term securities (cost: $21,343,751)		21,343,751
Total investments in securities (cost: $163,880,469) (c)		168,168,762
Liabilities in excess of cash and other assets (-1.3%)		(2,171,769)
Total net assets (100.0%)		$165,996,993

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2016, securities with an aggregate market value of $454,300 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P 500® E-Mini Index Future	December 2016	130	Long	$(115,345)
		130		$(115,345)

(c)          At September 30, 2016 the cost of securities for federal income tax purposes was $163,899,636. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$4,269,126
Gross unrealized depreciation	—
Net unrealized appreciation	$4,269,126

See accompanying notes to investments in securities.

SFT Advantus Mortgage Securities Fund

Investments in Securities

September 30, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (94.9%)
Government Obligations (78.2%)
Other Government Obligations (1.4%)
Provincial or Local Government Obligations (1.4%)
Metro Wastewater Reclamation District, 5.518%, 04/01/24	$250,000	$272,753
Ohio State Water Development Authority, 4.817%, 12/01/30	250,000	298,375
Texas A&M University, 4.000%, 05/15/31	325,000	344,259
Utility Debt Securitization Authority, 3.435%, 12/15/25	355,000	382,289
		1,297,676
U.S. Government Agencies and Obligations (76.8%)
Export-Import Bank of the United States (0.8%)
DY7 Leasing LLC, 2.578%, 12/10/25	192,708	198,930
Export Leasing 2009 LLC, 1.859%, 08/28/21	131,265	131,910
Helios Leasing I LLC
1.825%, 05/16/25	112,608	112,585
2.018%, 05/29/24	174,945	176,622
Union 16 Leasing LLC, 1.863%, 01/22/25	182,412	182,853
		802,900
Federal Home Loan Mortgage Corporation (FHLMC) (16.6%)
2.375%, 10/25/27 (b)	304,000	309,243
2.500%, 03/01/28	188,793	196,210
2.500%, 04/01/28	302,013	313,607
2.725%, 09/25/24 (b)	750,000	773,259
3.000%, 08/01/42	143,272	150,217
3.000%, 12/01/42	291,458	305,586
3.000%, 01/01/43	387,806	406,816
3.000%, 02/01/43	906,700	954,700
3.000%, 04/01/43	1,114,925	1,170,205
3.325%, 05/25/28 (b)	250,000	258,259
3.500%, 10/01/25	150,293	161,241
3.500%, 05/01/32	342,846	366,100
3.500%, 03/01/42	1,273,958	1,360,423
3.500%, 08/01/42	333,118	355,726
3.500%, 12/01/44	1,649,582	1,740,073
3.500%, 05/25/45	843,109	868,739
4.000%, 09/01/40	389,150	423,856
4.000%, 03/01/41	483,868	530,435
4.000%, 01/01/45	1,268,636	1,360,696
4.500%, 04/01/23	54,509	59,656
4.500%, 09/01/40	322,258	353,537
4.500%, 01/01/41	381,224	418,214
4.500%, 03/01/41	391,550	433,034
5.000%, 03/01/23	45,265	50,124
5.000%, 05/01/29	65,535	72,599
5.000%, 08/01/35	61,605	68,864
5.000%, 11/01/35	63,475	70,541
5.000%, 11/01/39	594,374	670,629
5.000%, 03/01/40	426,837	484,874
5.500%, 06/01/20	37,062	38,730
5.500%, 10/01/20	165,764	174,296
5.500%, 11/01/23	132,481	148,571
5.500%, 05/01/34	209,766	241,706
6.000%, 09/01/22	88,099	96,368
6.000%, 11/01/33	175,841	203,886
6.250%, 12/15/23	84,354	92,341
6.500%, 11/01/32	56,644	67,561
		15,750,922
Federal National Mortgage Association (FNMA) (38.9%)
1.875%, 01/25/29 (b)	64,287	64,554
2.500%, 03/01/27	512,130	532,226
2.500%, 11/01/27	255,631	263,773
2.500%, 03/01/28	538,117	558,676
3.000%, 09/01/22	189,342	198,948
3.000%, 11/01/27	245,273	257,883
3.000%, 06/01/28	316,300	334,326
3.000%, 10/01/31 (c)	1,800,000	1,889,719
3.000%, 03/01/42	151,690	157,987
3.000%, 09/01/42	209,019	218,545
3.000%, 03/01/43	149,768	156,638
3.000%, 04/01/43	601,626	626,916
3.000%, 05/01/43	813,573	847,451
3.000%, 09/01/43	226,331	235,759
3.000%, 01/01/46	522,684	543,733
3.000%, 10/01/46 (c)	470,000	488,488
3.500%, 11/01/25	88,498	94,175
3.500%, 01/01/26	193,465	205,852
3.500%, 12/01/32	312,751	333,592
3.500%, 11/01/40	268,577	288,837
3.500%, 01/01/41	461,420	491,563
3.500%, 02/01/41	1,027,240	1,088,365
3.500%, 11/01/41	461,194	492,518
3.500%, 12/01/41	905,927	960,026
3.500%, 01/01/42	2,089,318	2,211,059
3.500%, 05/01/42	617,230	658,836
3.500%, 08/01/42	587,680	626,970
3.500%, 01/01/43	361,260	382,626
3.500%, 02/01/43	717,295	772,223
3.500%, 03/01/43	335,803	360,959
3.500%, 05/01/43	1,257,235	1,342,182
3.500%, 06/01/45	1,984,657	2,100,529

See accompanying notes to investments in securities.

	Principal	Value(a)
3.500%, 10/01/45	$267,118	$281,785
4.000%, 06/25/23	187,625	196,844
4.000%, 12/01/40	214,155	230,797
4.000%, 04/01/41	172,632	188,236
4.000%, 11/01/41	436,874	470,865
4.000%, 06/01/42	1,093,205	1,184,027
4.000%, 09/01/43	698,406	750,301
4.000%, 10/01/43	1,528,618	1,685,916
4.000%, 01/01/44	346,805	382,492
4.000%, 08/01/44	371,275	399,943
4.500%, 04/01/21	4,564	4,741
4.500%, 11/01/23	47,824	52,387
4.500%, 04/01/25	98,751	105,052
4.500%, 05/25/34	537,000	647,494
4.500%, 05/01/35	241,995	266,117
4.500%, 07/01/35	250,026	274,130
4.500%, 09/01/37	293,730	324,155
5.000%, 05/01/18	42,382	43,551
5.000%, 10/01/20	57,927	61,041
5.000%, 06/25/23	182,748	196,535
5.000%, 11/01/33	251,726	280,860
5.000%, 03/01/34	510,074	569,513
5.000%, 05/01/34	59,535	66,301
5.000%, 12/01/34	51,878	58,285
5.000%, 04/01/35	81,288	90,870
5.000%, 07/01/35	504,865	566,852
5.000%, 03/01/38	138,071	155,581
5.000%, 06/01/39	225,117	255,251
5.000%, 12/01/39	330,181	374,954
5.000%, 06/01/40	117,917	133,342
5.000%, 04/01/41	234,324	265,851
5.500%, 02/01/18	24,393	24,887
5.500%, 03/01/18	48,285	49,358
5.500%, 08/01/23	77,260	86,971
5.500%, 02/01/24	108,767	122,438
5.500%, 04/01/33	364,279	419,196
5.500%, 05/01/33	22,728	25,834
5.500%, 01/01/34	60,573	68,830
5.500%, 02/01/34	36,424	41,269
5.500%, 04/01/34	89,318	100,956
5.500%, 05/01/34	22,048	25,053
5.500%, 09/01/34	246,449	282,950
5.500%, 10/01/34	92,828	105,835
5.500%, 01/01/35	171,074	195,761
5.500%, 02/01/35	297,628	341,714
5.500%, 06/01/35	15,082	16,979
5.500%, 08/01/35	77,411	87,992
5.500%, 10/01/35	54,038	62,460
5.500%, 11/01/35	13,533	15,354
5.500%, 09/01/36	213,799	243,427
5.500%, 05/01/38	5,253	5,914
6.000%, 09/01/32	24,429	28,773
6.000%, 10/01/32	364,454	427,252
6.000%, 11/01/32	271,538	319,422
6.000%, 03/01/33	346,983	407,318
6.000%, 04/01/33	54,578	62,478
6.000%, 12/01/33	84,087	98,060
6.000%, 08/01/34	75,392	87,014
6.000%, 09/01/34	45,871	52,787
6.000%, 11/01/34	24,354	28,137
6.000%, 12/01/34	188,718	218,270
6.000%, 11/01/36	26,056	30,104
6.000%, 01/01/37	217,842	252,149
6.000%, 08/01/37	57,493	66,041
6.000%, 09/01/37	99,776	116,109
6.000%, 12/01/37	48,826	56,468
6.000%, 12/01/38	95,625	110,404
6.500%, 11/01/23	67,615	75,616
6.500%, 02/01/32	273,704	316,505
6.500%, 04/01/32	95,845	114,895
6.500%, 05/01/32	32,143	37,024
6.500%, 07/01/32	331,299	382,522
6.500%, 09/01/32	932	1,074
6.500%, 09/01/34	23,253	26,784
6.500%, 11/01/34	12,475	14,369
6.500%, 03/01/35	139,963	167,931
6.500%, 02/01/36	23,294	26,831
6.500%, 09/01/37	141,077	162,501
7.000%, 09/01/31	134,191	155,469
7.000%, 11/01/31	27,317	32,049
7.000%, 02/01/32	102,015	122,655
7.000%, 07/01/32	17,376	20,014
7.000%, 10/01/37	16,607	17,697
7.500%, 07/25/22	103,309	113,927
7.500%, 04/01/31	43,718	50,165
		36,871,995
Government National Mortgage Association (GNMA) (20.4%)
0.000%, 03/16/42 (b) (d) (e)	1,129,580	—
0.009%, 06/17/45 (b) (d)	317,245	111
0.643%, 07/16/40 (b) (d)	226,778	454
1.000%, 12/20/42	234,119	225,666
3.000%, 09/20/42	606,752	638,920
3.000%, 09/20/44	228,673	240,206
3.000%, 03/15/45	550,663	577,176
3.000%, 04/15/45	1,533,171	1,606,992
3.000%, 05/15/45	194,008	203,350
3.000%, 10/01/46 (c)	350,000	366,652
3.250%, 04/20/33	222,253	236,225
3.250%, 03/20/35	1,318,189	1,401,144
3.250%, 11/20/35	334,749	355,355
3.250%, 01/20/36	1,198,508	1,272,288
3.500%, 11/15/40	148,545	158,995
3.500%, 10/20/43	454,999	484,361

See accompanying notes to investments in securities.

	Principal	Value(a)
3.500%, 02/20/45	$796,244	$845,826
3.500%, 03/20/45	1,215,422	1,291,379
3.500%, 04/20/45	1,539,785	1,635,784
3.500%, 04/20/46	347,387	369,417
3.500%, 10/01/46 (c)	600,000	637,266
3.750%, 03/20/46	298,041	318,378
4.000%, 07/20/31	533,331	576,330
4.000%, 04/20/39	440,666	476,032
4.000%, 12/20/40	1,140,383	1,270,145
4.000%, 01/15/41	84,095	90,665
4.000%, 02/15/41	537,056	589,496
4.000%, 10/15/41	455,548	493,413
4.000%, 12/20/44	259,858	278,525
4.500%, 06/15/40	407,923	459,185
5.000%, 05/15/33	127,906	144,028
5.000%, 12/15/39	103,058	117,400
5.000%, 01/15/40	933,693	1,044,894
5.000%, 07/15/40	444,287	497,563
5.500%, 07/15/38	156,311	179,490
5.500%, 10/15/38	189,571	217,762
		19,300,873
Vendee Mortgage Trust (0.1%)
Vendee Mortgage Trust, 7.793%, 02/15/25	62,290	69,391
Total government obligations (cost: $71,877,040)		74,093,757

Asset-Backed Securities (5.8%)
Ally Auto Receivables Trust, 2.100%, 03/16/20	500,000	505,627
Appalachian Consumer Rate Relief Funding LLC, 3.772%, 08/01/31	120,000	132,702
Capital One Multi-Asset Execution Trust, 1.254%, 01/18/22 (b)	275,000	275,930
CarMax Auto Owner Trust, 1.880%, 11/15/19	350,000	352,869
CCG Receivables Trust, 1.920%, 01/17/23 (f)	300,000	302,001
CountryPlace Manufactured Housing Contract Trust
4.800%, 12/15/35 (b) (e) (f)	16,718	16,716
5.200%, 12/15/35 (b) (f)	250,000	259,670
Credit Suisse First Boston Mortgage Securities Corp., 6.700%, 12/25/31 (g)	259,089	263,212
Credit-Based Asset Servicing and Securitization LLC, 5.233%, 10/25/36 (f) (g)	383,805	396,939
Entergy Gulf States Reconstruction Funding 1 LLC, 5.930%, 06/29/22	500,000	564,199
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (e) (f) (h) (i)	111,218	112,052
FirstEnergy Ohio PIRB Special Purpose Trust, 1.726%, 01/15/22	200,000	200,665
Foursight Capital Automobile Receivables Trust
2.340%, 01/15/21 (f)	272,545	272,740
3.710%, 01/18/22 (f)	285,000	284,646
Lehman ABS Manufactured Housing Contract Trust, 5.873%, 04/15/40	120,475	124,745
Longtrain Leasing III LLC 2015-1A Class A1, 2.980%, 01/15/45 (e) (f)	285,689	281,729
Origen Manufactured Housing Contract Trust, 5.910%, 01/15/37	431,406	444,872
SoFi Professional Loan Program
1.575%, 04/25/35 (b) (f)	221,727	222,465
1.775%, 08/25/32 (b) (f)	285,897	288,645
Trip Rail Master Funding LLC, 2.863%, 04/15/44 (f)	194,167	193,373
Total asset-backed securities (cost: $5,471,141)		5,495,797

Other Mortgage-Backed Securities (5.6%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (0.2%)
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29 (i)	153,709	139,137
Prudential Home Mortgage Securities
7.850%, 09/28/24 (b) (f)	1,479	1,309
7.900%, 04/28/22 (f)	16,953	15,732
Structured Asset Mortgage Investments, Inc., 1.558%, 05/02/30 (b) (i)	11,468	2,444
		158,622
Commercial Mortgage-Backed Securities (5.4%)
7 WTC Depositor LLC Trust,
4.082%, 03/13/31 (f)	170,652	172,255
Citigroup Commercial Mortgage Trust
3.008%, 01/12/30 (b) (f)	130,000	129,458
3.196%, 10/10/49 (c)	450,000	463,494
3.209%, 05/10/49	375,000	394,924

See accompanying notes to investments in securities.

	Principal	Value(a)
Connecticut Avenue Securities, 1.475%, 05/25/24 (b)	$266,005	$266,310
CSMC Trust, 3.304%, 09/15/37 (f)	400,000	417,918
Hometown Commercial Mortgage, 5.506%, 11/11/38 (e) (f)	81,475	74,912
Irvine Core Office Trust, 2.068%, 05/15/48 (f)	349,853	352,562
JPMorgan Chase Commercial Mortgage Securities Corp.
2.151%, 12/05/27 (b) (d) (e) (f)	3,441,400	186,788
3.144%, 08/15/49 (i)	125,000	127,685
3.678%, 08/15/46	476,907	499,102
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (f)	150,000	155,644
Multi Security Asset Trust, 5.880%, 11/28/35 (b) (e) (f)	990,000	958,937
Wells Fargo Commercial Mortgage Trust
2.814%, 08/15/49	540,000	548,778
3.096%, 06/15/49	400,000	415,241
		5,164,008
Total other mortgage-backed securities (cost: $5,356,766)		5,322,630

Corporate Obligations (5.3%)
Communications (0.7%)
Telecommunication (0.7%)
Crown Castle Towers LLC, 3.222%, 05/15/22 (f)	425,000	438,175
SBA Tower Trust, 2.240%, 04/16/18 (f)	220,000	220,673
		658,848
Consumer Cyclical (2.7%)
Auto/Truck Parts & Equipment-Original (2.7%)
Ford Motor Credit Co. LLC, 1.483%, 03/27/17 (b)	1,000,000	1,000,753
Nissan Motor Acceptance Corp., 1.376%, 09/13/19 (b) (f)	1,500,000	1,496,446
		2,497,199
Financial (1.9%)
Commercial Banks (1.1%)
Bank of America NA, 1.287%, 02/14/17 (b)	500,000	500,689
JPMorgan Chase Bank NA, 1.259%, 06/02/17 (b)	500,000	500,229
		1,000,918
Real Estate Investment Trust — Diversified (0.4%)
Retail Properties of America, Inc., 4.000%, 03/15/25	400,000	397,847
Real Estate Investment Trust — Residential (0.4%)
UDR, Inc., 4.000%, 10/01/25	400,000	431,295
Total corporate obligations (cost: $4,943,720)		4,986,107
Total long-term debt securities (cost: $87,648,667)		89,898,291

	Shares
Short-Term Securities (9.0%)
Investment Companies (9.0%)
Federated Government Obligations Fund, current rate 0.270% (j)	2,300,000	2,300,000
State Street Institutional U.S. Government Money Market Fund, current rate 0.270% (j)	3,949,551	3,949,551
STIT-Government & Agency Portfolio, current rate 0.260% (j)	2,300,000	2,300,000
Total short-term securities (cost: $8,549,551)		8,549,551
Total investments in securities (cost: $96,198,218) (k)		98,447,842
Liabilities in excess of cash and other assets (-3.9%)		(3,685,762)
Total net assets (100.0%)		$94,762,080

Investments in Securities Legend

(a)              Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)              Variable rate security.

(c)               Security is issued on a when-issued or forward commitment basis. As of September 30, 2016 the total cost of investments issued on a when-issued or forward commitment basis was $3,839,815.

See accompanying notes to investments in securities.

(d)              Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)               Illiquid security. (See Note 5.)

(f)                Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(g)               Step rate security.

(h)              Foreign security: The Fund held 0.1% of net assets in foreign securities at September 30, 2016.

(i)                  These securities are being fair-valued according to procedures approved by the Board of Trustees.

(j)                 All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of September 30, 2016.

(k)              At September 30, 2016 the cost of securities for federal income tax purposes was $96,725,682. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$2,739,553
Gross unrealized depreciation	(1,017,393)
Net unrealized appreciation	$1,722,160

See accompanying notes to investments in securities.

SFT Advantus Real Estate Securities Fund

Investments in Securities

September 30, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.2%)
Real Estate (98.2%)
Diversified REITs (3.1%)
Liberty Property Trust	49,400	$1,993,290
Spirit Realty Capital, Inc.	64,400	858,452
STORE Capital Corp.	64,700	1,906,709
		4,758,451
Health Care REITs (10.2%)
Care Capital Properties, Inc.	17,500	498,750
HCP, Inc.	61,900	2,349,105
Physicians Realty Trust	75,200	1,619,808
Ventas, Inc.	58,296	4,117,447
Welltower, Inc.	90,500	6,766,685
		15,351,795
Hotels & Resort REITs (2.9%)
Host Hotels & Resorts, Inc.	161,946	2,521,499
Pebblebrook Hotel Trust	21,300	566,580
RLJ Lodging Trust	31,100	654,033
Sunstone Hotel Investors, Inc.	47,900	612,641
		4,354,753
Industrial REITs (9.0%)
Duke Realty Corp.	117,200	3,203,076
First Industrial Realty Trust, Inc.	106,200	2,996,964
ProLogis, Inc.	139,681	7,478,521
		13,678,561
Office REITs (14.4%)
Alexandria Real Estate Equities, Inc.	36,600	3,980,982
Boston Properties, Inc.	30,383	4,140,899
Brandywine Realty Trust	99,600	1,555,752
Highwoods Properties, Inc.	43,800	2,282,856
Kilroy Realty Corp.	39,736	2,755,692
SL Green Realty Corp.	12,371	1,337,305
Vornado Realty Trust	56,586	5,727,069
		21,780,555
Residential REITs (18.6%)
American Campus Communities, Inc.	68,200	3,469,334
Apartment Investment & Management Co. - Class A	10,818	496,654
AvalonBay Communities, Inc.	40,226	7,153,792
Camden Property Trust	27,000	2,260,980
Education Realty Trust, Inc.	43,300	1,867,962
Equity Lifestyle Properties, Inc.	17,643	1,361,687
Equity Residential	49,300	3,171,469
Essex Property Trust, Inc.	17,916	3,989,893
Mid-America Apartment Communities, Inc.	15,200	1,428,648
Sun Communities, Inc.	38,000	2,982,240
		28,182,659
Retail REITs (22.5%)
Brixmor Property Group, Inc.	88,300	2,453,857
DDR Corp.	146,900	2,560,467
Federal Realty Investment Trust	10,444	1,607,645
General Growth Properties, Inc.	159,300	4,396,680
Kimco Realty Corp.	118,000	3,416,100
Pennsylvania Real Estate Investment Trust	45,100	1,038,653
Simon Property Group, Inc.	73,679	15,252,290
The Macerich Co.	16,800	1,358,616
Weingarten Realty Investors	51,900	2,023,062
		34,107,370
Specialized REITs (17.5%)
CubeSmart	63,121	1,720,678
CyrusOne, Inc.	61,600	2,930,312
Digital Realty Trust, Inc.	28,300	2,748,496
Equinix, Inc.	20,368	7,337,572
Extra Space Storage, Inc.	23,300	1,850,253
Life Storage, Inc.	24,300	2,161,242
Public Storage	34,600	7,720,644
		26,469,197
Total common stocks (cost: $130,044,009)		148,683,341

Short-Term Securities (1.5%)
Investment Companies (1.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.270%	2,223,490	2,223,490
Total short-term securities (cost: $2,223,490)		2,223,490
Total investments in securities (cost: $132,267,499) (b)		150,906,831
Cash and other assets in excess of liabilities (0.3%)		426,861
Total net assets (100.0%)		$151,333,692

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)

At September 30, 2016 the cost of securities for federal income tax purposes was $133,184,370. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

See accompanying notes to investments in securities.

Gross unrealized appreciation	$18,735,717
Gross unrealized depreciation	(1,013,256)
Net unrealized appreciation	$17,722,461

See accompanying notes to investments in securities.

SFT IvySM Growth Fund

Investments in Securities

September 30, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.3%)
Consumer Discretionary (14.8%)
Hotels, Restaurants & Leisure (1.0%)
Starbucks Corp.	86,700	$4,693,938

Internet & Catalog Retail (3.9%)
Amazon.com, Inc. (b)	21,416	17,931,831

Media (1.9%)
Comcast Corp. - Class A	133,200	8,836,488

Specialty Retail (7.5%)
AutoZone, Inc. (b)	8,200	6,300,388
O’Reilly Automotive, Inc. (b)	26,100	7,310,871
The Home Depot, Inc.	132,600	17,062,968
Ulta Salon Cosmetics & Fragrance, Inc. (b)	14,600	3,474,508
		34,148,735
Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc. - Class B	41,200	2,169,180

Consumer Staples (4.3%)
Beverages (1.0%)
Anheuser-Busch InBev NV, ADR (c)	36,700	4,822,747

Tobacco (3.3%)
Philip Morris International, Inc.	153,700	14,942,714

Energy (4.4%)
Energy Equipment & Services (2.1%)
Halliburton Co.	117,700	5,282,376
Schlumberger, Ltd.	55,200	4,340,928
		9,623,304
Oil, Gas & Consumable Fuels (2.3%)
EOG Resources, Inc.	112,097	10,840,901

Financial (4.0%)
Capital Markets (4.0%)
CME Group, Inc.	100,300	10,483,356
The Charles Schwab Corp.	249,800	7,886,186
		18,369,542
Health Care (19.3%)
Biotechnology (8.3%)
Alexion Pharmaceuticals, Inc. (b)	18,600	2,279,244
Amgen, Inc.	27,200	4,537,232
Biogen, Inc. (b)	18,638	5,834,253
Celgene Corp. (b)	113,800	11,895,514
Shire PLC, ADR (c)	59,200	11,476,512
Vertex Pharmaceuticals, Inc. (b)	24,400	2,127,924
		38,150,679
Health Care Equipment & Supplies (5.6%)
Danaher Corp.	88,200	6,913,998
DexCom, Inc. (b)	112,000	9,817,920
Edwards Lifesciences Corp. (b)	75,241	9,071,055
		25,802,973
Health Care Providers & Services (0.8%)
HCA Holdings, Inc. (b)	45,900	3,471,417

Pharmaceuticals (4.6%)
Allergan PLC (b)	71,084	16,371,356
Bristol-Myers Squibb Co.	86,400	4,658,688
		21,030,044
Industrials (9.8%)
Aerospace & Defense (3.2%)
Lockheed Martin Corp.	42,900	10,283,988
Northrop Grumman Corp.	21,500	4,599,925
		14,883,913
Industrial Conglomerates (1.7%)
Honeywell International, Inc.	65,300	7,613,327

Road & Rail (4.9%)
Canadian Pacific Railway, Ltd. (c)	79,000	12,063,300
Union Pacific Corp.	105,342	10,274,005
		22,337,305
Information Technology (39.4%)
Computers & Peripherals (2.2%)
Apple, Inc.	89,721	10,142,959

Internet Software & Services (8.1%)
Alphabet, Inc. - Class A (b)	12,300	9,889,938
Alphabet, Inc. - Class C (b)	14,244	11,071,719
Facebook, Inc. - Class A (b)	127,000	16,290,290
		37,251,947
IT Services (10.4%)
FleetCor Technologies, Inc. (b)	51,000	8,860,230
Mastercard, Inc. - Class A	193,000	19,641,610
Visa, Inc. - Class A	235,300	19,459,310
		47,961,150
Semiconductors & Semiconductor Equipment (9.8%)
Applied Materials, Inc.	154,700	4,664,205
Lam Research Corp.	173,838	16,464,197

See accompanying notes to investments in securities.

	Shares	Value(a)
Microchip Technology, Inc.	245,929	$15,282,028
NXP Semiconductor NV (b) (c)	81,910	8,355,639
		44,766,069
Software (8.9%)
Adobe Systems, Inc. (b)	113,100	12,275,874
Electronic Arts, Inc. (b)	59,600	5,089,840
Microsoft Corp.	288,500	16,617,600
Salesforce.com, Inc. (b)	93,200	6,647,956
		40,631,270
Materials (1.3%)
Chemicals (1.3%)
PPG Industries, Inc.	56,100	5,798,496

Real Estate (2.0%)
Specialized REITs (2.0%)
American Tower Corp.	82,300	9,327,059
Total common stocks (cost: $380,727,410)		455,547,988

Short-Term Securities (0.8%)
Investment Companies (0.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.270%	3,839,883	3,839,883
Total short-term securities (cost: $3,839,883)		3,839,883
Total investments in securities (cost: $384,567,293) (d)		459,387,871
Liabilities in excess of cash and other assets (-0.1%)		(370,166)
Total net assets (100.0%)		$459,017,705

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 8.0% of net assets in foreign securities at September 30, 2016.
(d)

At September 30, 2016 the cost of securities for federal income tax purposes was $384,801,679. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$82,739,613
	Gross unrealized depreciation	(8,153,421)
	Net unrealized appreciation	$74,586,192

See accompanying notes to investments in securities.

SFT IvySM Small Cap Growth Fund

Investments in Securities

September 30, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (95.0%)
Consumer Discretionary (13.0%)
Auto Components (1.2%)
Motorcar Parts of America, Inc. (b)	64,400	$1,853,432

Hotels, Restaurants & Leisure (3.3%)
Wingstop, Inc.	145,933	4,275,837
Zoe’s Kitchen, Inc. (b)	49,447	1,097,229
		5,373,066
Household Durables (1.4%)
Installed Building Products, Inc. (b)	62,600	2,245,462

Specialty Retail (6.7%)
Boot Barn Holdings, Inc. (b)	182,772	2,079,945
Five Below, Inc. (b)	103,500	4,170,015
Kate Spade & Co. (b)	266,863	4,571,363
		10,821,323
Textiles, Apparel & Luxury Goods (0.4%)
Carter’s, Inc.	6,969	604,282

Consumer Staples (2.7%)
Food & Staples Retailing (1.0%)
Casey’s General Stores, Inc.	13,500	1,622,025

Food Products (1.7%)
The Hain Celestial Group, Inc. (b)	76,900	2,736,102

Energy (2.9%)
Energy Equipment & Services (1.9%)
RPC, Inc. (b)	186,700	3,136,560

Oil, Gas & Consumable Fuels (1.0%)
RSP Permian, Inc. (b)	41,500	1,609,370

Financial (9.7%)
Capital Markets (0.9%)
Factset Research Systems, Inc.	9,152	1,483,539

Consumer Finance (4.4%)
PRA Group, Inc. (b)	205,815	7,108,850

Thrifts & Mortgage Finance (4.4%)
LendingTree, Inc. (b)	58,817	5,699,956
MGIC Investment Corp. (b)	167,600	1,340,800
		7,040,756
Health Care (16.1%)
Health Care Equipment & Supplies (7.8%)
Cantel Medical Corp.	31,700	2,471,966
DexCom, Inc. (b)	37,804	3,313,899
K2M Group Holdings, Inc. (b)	201,000	3,573,780
NxStage Medical, Inc. (b)	125,157	3,127,673
		12,487,318
Health Care Providers & Services (5.0%)
AMN Healthcare Services, Inc. (b)	76,700	2,444,429
HealthEquity, Inc. (b)	147,700	5,590,445
		8,034,874
Health Care Technology (3.3%)
Veeva Systems, Inc. - Class A (b)	130,000	5,366,400

Industrials (21.6%)
Aerospace & Defense (5.0%)
Hexcel Corp.	99,300	4,398,990
Mercury Systems, Inc. (b)	147,400	3,621,618
		8,020,608
Building Products (2.8%)
Trex Co., Inc. (b)	77,121	4,528,545

Commercial Services & Supplies (1.0%)
Healthcare Services Group, Inc.	39,600	1,567,368

Electrical Equipment (2.5%)
Woodward, Inc.	65,600	4,098,688

Machinery (10.3%)
Proto Labs, Inc. (b)	111,031	6,651,867
The Middleby Corp. (b)	61,800	7,639,716
The Toro Co.	51,400	2,407,576
		16,699,159
Information Technology (28.1%)
Electronic Equipment, Instruments & Components (2.3%)
Cognex Corp.	70,300	3,716,058

Internet Software & Services (5.0%)
Criteo SA ADR (b) (c)	70,800	2,485,788
Q2 Holdings, Inc. (b)	138,000	3,955,080
SPS Commerce, Inc. (b)	22,800	1,673,748
		8,114,616
IT Services (1.5%)
Booz Allen Hamilton Holding Corp.	73,435	2,321,281

See accompanying notes to investments in securities.

	Shares	Value(a)
Software (19.3%)
Ellie Mae, Inc. (b)	16,700	$1,758,510
Fleetmatics Group PLC (b) (c)	62,100	3,724,758
Globant SA (b) (c)	79,100	3,331,692
Guidewire Software, Inc. (b)	47,732	2,862,965
HubSpot, Inc. (b)	28,900	1,665,218
Manhattan Associates, Inc. (b)	110,359	6,358,886
Proofpoint, Inc. (b)	20,344	1,522,748
The Ultimate Software Group, Inc. (b)	10,531	2,152,431
Tyler Technologies, Inc. (b)	45,099	7,722,302
		31,099,510
Real Estate (0.9%)
Real Estate Management & Development (0.9%)
HFF, Inc. - Class A	53,700	1,486,953
Total common stocks (cost: $133,486,070)		153,176,145

Short-Term Securities (6.5%)
Investment Companies (6.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.270%	10,479,351	10,479,351
Total short-term securities (cost: $10,479,351)		10,479,351
Total investments in securities (cost: $143,965,421) (d)		163,655,496
Liabilities in excess of cash and other assets (-1.5%)		(2,469,094)
Total net assets (100.0%)		$161,186,402

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 5.9% of net assets in foreign securities at September 30, 2016.
(d)

At September 30, 2016 the cost of securities for federal income tax purposes was $145,288,890. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$24,365,719
	Gross unrealized depreciation	(5,999,113)
	Net unrealized appreciation	$18,366,606

See accompanying notes to investments in securities.

SFT Pyramis® Core Equity Fund

Investments in Securities

September 30, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.9%)
Consumer Discretionary (12.4%)
Auto Components (1.2%)
Delphi Automotive PLC (b)	19,810	$1,412,849

Hotels, Restaurants & Leisure (0.7%)
Royal Caribbean Cruises, Ltd.	11,250	843,188

Household Durables (2.2%)
Mohawk Industries, Inc. (c)	3,850	771,309
Newell Brands, Inc.	34,405	1,811,767
		2,583,076
Internet & Catalog Retail (2.3%)
Amazon.com, Inc. (c)	3,300	2,763,123

Media (3.1%)
Comcast Corp. - Class A	22,550	1,495,967
The Interpublic Group of Cos., Inc.	34,460	770,181
Time Warner, Inc.	18,750	1,492,687
		3,758,835
Specialty Retail (2.1%)
Signet Jewelers, Ltd.	8,410	626,797
The Home Depot, Inc.	15,120	1,945,642
		2,572,439
Textiles, Apparel & Luxury Goods (0.8%)
NIKE, Inc. - Class B	17,690	931,379

Consumer Staples (8.6%)
Beverages (3.5%)
Constellation Brands, Inc. - Class A	8,440	1,405,176
Molson Coors Brewing Co. - Class B	13,360	1,466,928
Monster Beverage Corp. (c)	8,930	1,311,013
		4,183,117
Food & Staples Retailing (1.5%)
CVS Health Corp.	19,980	1,778,020

Food Products (2.3%)
Mead Johnson Nutrition Co.	15,420	1,218,334
Mondelez International, Inc. - Class A	33,890	1,487,771
		2,706,105
Tobacco (1.3%)
Reynolds American, Inc.	33,140	1,562,551

Energy (7.1%)
Energy Equipment & Services (2.0%)
Schlumberger, Ltd.	30,540	2,401,666

Oil, Gas & Consumable Fuels (5.1%)
EOG Resources, Inc.	18,820	1,820,082
EQT Corp.	12,260	890,321
Hess Corp.	30,880	1,655,786
Occidental Petroleum Corp.	23,070	1,682,264
		6,048,453
Financial (12.6%)
Capital Markets (2.7%)
CME Group, Inc.	16,950	1,771,614
Invesco, Ltd.	23,570	737,034
The Goldman Sachs Group, Inc.	4,430	714,426
		3,223,074
Commercial Banks (4.2%)
Citigroup, Inc.	56,350	2,661,411
KeyCorp	119,120	1,449,690
Regions Financial Corp.	96,680	954,232
		5,065,333
Consumer Finance (2.5%)
Capital One Financial Corp.	19,970	1,434,445
Discover Financial Services	26,680	1,508,754
		2,943,199
Insurance (3.2%)
Aflac, Inc.	8,830	634,612
Hartford Financial Services Group, Inc.	19,250	824,285
Marsh & McLennan Cos., Inc.	21,160	1,423,010
Torchmark Corp.	15,770	1,007,545
		3,889,452
Health Care (14.6%)
Biotechnology (4.2%)
Alexion Pharmaceuticals, Inc. (c)	10,280	1,259,711
Biogen, Inc. (c)	5,750	1,799,922
BioMarin Pharmaceutical, Inc. (c)	12,080	1,117,642
Shire PLC, ADR (b)	4,460	864,616
		5,041,891
Health Care Equipment & Supplies (5.8%)
CR Bard, Inc.	8,240	1,848,067
Danaher Corp.	30,440	2,386,192
Medtronic PLC (b)	10,060	869,184

See accompanying notes to investments in securities.

	Shares	Value(a)
Zimmer Biomet Holdings, Inc.	13,810	$1,795,576
		6,899,019
Health Care Providers & Services (1.2%)
Humana, Inc.	8,020	1,418,658

Pharmaceuticals (3.4%)
Eli Lilly & Co.	26,690	2,142,139
Merck & Co., Inc.	30,950	1,931,590
		4,073,729
Industrials (10.0%)
Aerospace & Defense (3.3%)
Lockheed Martin Corp.	7,620	1,826,666
The Boeing Co.	8,950	1,179,073
United Technologies Corp.	9,280	942,848
		3,948,587
Air Freight & Logistics (1.4%)
FedEx Corp.	9,490	1,657,713

Building Products (1.0%)
Fortune Brands Home & Security, Inc.	20,620	1,198,022

Industrial Conglomerates (1.4%)
Honeywell International, Inc.	14,490	1,689,389

Machinery (1.8%)
Fortive Corp.	13,325	678,243
Ingersoll-Rand PLC	22,100	1,501,474
		2,179,717
Road & Rail (1.1%)
CSX Corp.	43,600	1,329,800

Information Technology (21.2%)
Computers & Peripherals (2.5%)
Apple, Inc.	26,310	2,974,346

Internet Software & Services (6.4%)
Alphabet, Inc. - Class A (c)	5,800	4,663,548
Facebook, Inc. - Class A (c)	23,360	2,996,387
		7,659,935
IT Services (3.8%)
Fidelity National Information Services, Inc.	15,570	1,199,357
PayPal Holdings, Inc. (c)	31,710	1,299,159
Visa, Inc. - Class A	24,500	2,026,150
		4,524,666
Semiconductors & Semiconductor Equipment (3.3%)
Broadcom, Ltd. (b)	12,250	2,113,370
Micron Technology, Inc. (c)	37,150	660,527
NXP Semiconductor NV (b) (c)	11,720	1,195,557
		3,969,454
Software (5.2%)
Adobe Systems, Inc. (c)	13,890	1,507,621
Electronic Arts, Inc. (c)	13,030	1,112,762
Oracle Corp.	45,390	1,782,919
Salesforce.com, Inc. (c)	25,150	1,793,949
		6,197,251
Materials (2.9%)
Chemicals (2.9%)
Albemarle Corp.	6,730	575,348
CF Industries Holdings, Inc.	17,210	419,063
Ecolab, Inc.	9,990	1,215,983
LyondellBasell Industries NV - Class A	7,730	623,502
Monsanto Co.	6,070	620,354
		3,454,250
Real Estate (3.0%)
Office REITs (1.1%)
Boston Properties, Inc.	10,010	1,364,263

Residential REITs (0.8%)
UDR, Inc.	26,840	965,971

Specialized REITs (1.1%)
American Tower Corp.	11,100	1,257,963

Telecommunication Services (2.5%)
Diversified Telecommunication Services (1.7%)
Verizon Communications, Inc.	38,780	2,015,785

Wireless Telecommunication Services (0.8%)
T-Mobile US, Inc. (c)	20,760	969,907

Utilities (3.0%)
Electric Utilities (3.0%)
American Electric Power Co., Inc.	33,860	2,174,151
PG&E Corp.	23,720	1,450,952
		3,625,103
Total common stocks (cost: $108,110,522)		117,081,278

See accompanying notes to investments in securities.

	Shares	Value(a)
Short-Term Securities (1.1%)
Investment Companies (1.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.270%	1,306,136	$1,306,136
Total short-term securities (cost: $1,306,136)		1,306,136
Total investments in securities (cost: $109,416,658) (d)		118,387,414
Cash and other assets in excess of liabilities (1.0%)		1,143,058
Total net assets (100.0%)		$119,530,472

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Foreign security: The Fund held 5.4% of net assets in foreign securities at September 30, 2016.
(c)	Non-income producing security.
(d)

At September 30, 2016 the cost of securities for federal income tax purposes was $110,292,446. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$10,769,662
Gross unrealized depreciation	(2,674,694)
Net unrealized appreciation	$8,094,968

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

September 30, 2016

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.2%)
Consumer Discretionary (7.3%)
Auto Components (1.6%)
Delphi Automotive PLC (b)	5,600	$399,392
Johnson Controls International PLC	52,872	2,460,134
The Goodyear Tire & Rubber Co.	11,900	384,370
		3,243,896
Hotels, Restaurants & Leisure (1.4%)
Las Vegas Sands Corp.	22,900	1,317,666
Norwegian Cruise Line Holdings, Ltd.	41,843	1,577,481
		2,895,147
Household Durables (0.3%)
Lennar Corp. - Class A	13,800	584,292

Leisure Equipment & Products (0.8%)
Mattel, Inc.	53,052	1,606,415

Media (2.4%)
Comcast Corp. - Class A	25,200	1,671,768
Liberty Global PLC - Class C (b)	48,700	1,609,048
The Walt Disney Co.	7,800	724,308
Twenty-First Century Fox, Inc. - Class B	36,400	900,536
		4,905,660
Specialty Retail (0.8%)
Lowe’s Cos., Inc.	23,400	1,689,714

Consumer Staples (11.3%)
Beverages (0.5%)
PepsiCo, Inc.	8,300	902,791

Food & Staples Retailing (2.0%)
Wal-Mart Stores, Inc.	26,000	1,875,120
Walgreens Boots Alliance, Inc.	26,710	2,153,360
		4,028,480
Food Products (5.0%)
Bunge, Ltd.	13,800	817,374
ConAgra Foods, Inc.	14,348	675,934
Ingredion, Inc.	6,800	904,808
Mondelez International, Inc. - Class A	11,700	513,630
The JM Smucker Co.	1,900	257,526
Tyson Foods, Inc. - Class A	95,065	7,098,504
		10,267,776
Household Products (0.6%)
The Procter & Gamble Co.	14,100	1,265,475

Personal Care (0.2%)
Coty, Inc. Class A (c)	20,500	481,750

Tobacco (3.0%)
Philip Morris International, Inc.	62,500	6,076,250

Energy (10.1%)
Oil, Gas & Consumable Fuels (10.1%)
Apache Corp.	16,641	1,062,861
Chevron Corp.	2,100	216,132
EQT Corp.	16,421	1,192,493
Exxon Mobil Corp.	53,600	4,678,208
Hess Corp.	3,600	193,032
Marathon Petroleum Corp.	15,500	629,145
Occidental Petroleum Corp.	5,200	379,184
Southwestern Energy Co.	51,500	712,760
Spectra Energy Corp.	75,700	3,236,175
Targa Resources Corp.	16,034	787,430
TOTAL SA ADR (b)	97,256	4,639,111
Tourmaline Oil Corp. (b)	29,272	791,574
TransCanada Corp. (b)	43,700	2,078,372
		20,596,477
Financial (21.1%)
Capital Markets (7.5%)
Ameriprise Financial, Inc.	37,156	3,707,054
BlackRock, Inc.	2,655	962,331
Morgan Stanley	124,673	3,997,016
State Street Corp.	32,539	2,265,691
The Bank of New York Mellon Corp.	70,028	2,792,717
The Charles Schwab Corp.	49,325	1,557,190
		15,281,999
Commercial Banks (8.3%)
Citigroup, Inc.	71,150	3,360,414
Fifth Third Bancorp	61,471	1,257,697
JPMorgan Chase & Co.	125,764	8,374,625
KeyCorp	135,300	1,646,601
US Bancorp	21,000	900,690
Wells Fargo & Co.	30,500	1,350,540
		16,890,567
Consumer Finance (0.4%)
Synchrony Financial	29,120	815,360

Insurance (4.9%)
American International Group, Inc.	35,811	2,125,025

See accompanying notes to investments in securities.

	Shares	Value(a)
Marsh & McLennan Cos., Inc.	39,400	$2,649,650
MetLife, Inc.	55,051	2,445,916
XL Group, Ltd. (b)	85,400	2,872,002
		10,092,593
Health Care (16.5%)
Biotechnology (0.7%)
Gilead Sciences, Inc.	16,000	1,265,920
Shire PLC, ADR (b)	1,000	193,860
		1,459,780
Health Care Equipment & Supplies (5.0%)
Abbott Laboratories	43,600	1,843,844
Becton Dickinson and Co.	12,300	2,210,679
Danaher Corp.	11,000	862,290
Hologic, Inc.	31,700	1,230,911
Medtronic PLC (b)	47,416	4,096,742
		10,244,466
Health Care Providers & Services (3.9%)
Aetna, Inc.	25,600	2,955,520
Anthem, Inc.	17,145	2,148,440
HCA Holdings, Inc.	29,190	2,207,640
UnitedHealth Group, Inc.	4,100	574,000
		7,885,600
Life Sciences Tools & Services (2.4%)
Agilent Technologies, Inc.	48,025	2,261,497
Thermo Fisher Scientific, Inc.	16,700	2,656,302
		4,917,799
Pharmaceuticals (4.5%)
Merck & Co., Inc.	46,900	2,927,029
Mylan NV	20,697	788,970
Pfizer, Inc.	161,224	5,460,657
		9,176,656
Industrials (7.0%)
Aerospace & Defense (2.1%)
Rockwell Collins, Inc.	6,400	539,776
The Boeing Co.	19,766	2,603,973
United Technologies Corp.	10,300	1,046,480
		4,190,229
Airlines (1.1%)
American Airlines Group, Inc.	60,705	2,222,410

Commercial Services & Supplies (0.4%)
Stericycle, Inc.	10,700	857,498

Industrial Conglomerates (2.2%)
General Electric Co.	128,200	3,797,284
Roper Technologies, Inc.	4,200	766,374
		4,563,658
Machinery (0.9%)
Flowserve Corp.	7,900	381,096
Illinois Tool Works, Inc.	4,100	491,344
Pentair PLC (b)	14,843	953,514
		1,825,954
Road & Rail (0.3%)
Norfolk Southern Corp.	7,307	709,218

Information Technology (12.0%)
Communications Equipment (2.9%)
Cisco Systems, Inc.	127,800	4,053,816
Harris Corp.	8,400	769,524
Juniper Networks, Inc.	50,468	1,214,260
		6,037,600
Computers & Peripherals (1.1%)
Apple, Inc.	16,100	1,820,105
Western Digital Corp.	6,997	409,115
		2,229,220
Electronic Equipment, Instruments & Components (0.9%)
Keysight Technologies, Inc.	16,446	521,174
TE Connectivity, Ltd. (b)	21,698	1,396,917
		1,918,091
Semiconductors & Semiconductor Equipment (3.8%)
Analog Devices, Inc.	15,300	986,085
Microchip Technology, Inc.	11,050	686,647
Micron Technology, Inc.	8,500	151,130
NXP Semiconductor NV (b)	29,715	3,031,227
QUALCOMM, Inc.	6,200	424,700
Texas Instruments, Inc.	34,800	2,442,264
		7,722,053
Software (3.3%)
Microsoft Corp.	101,900	5,869,440
Red Hat, Inc.	10,100	816,383
		6,685,823
Materials (3.3%)
Chemicals (1.5%)
Ashland Global Holdings, Inc.	11,900	1,379,805
EI du Pont de Nemours & Co.	25,700	1,721,129
		3,100,934
Construction Materials (0.2%)
Vulcan Materials Co.	3,200	363,936

Containers & Packaging (1.5%)
Ball Corp.	18,728	1,534,760

See accompanying notes to investments in securities.

	Shares	Value(a)
International Paper Co.	31,840	$1,527,683
		3,062,443
Paper & Forest Products (0.1%)
West Fraser Timber Co., Ltd. (b)	4,405	135,510

Real Estate (1.7%)
Diversified REITs (0.7%)
VEREIT, Inc.	141,054	1,462,730

Retail REITs (0.2%)
General Growth Properties, Inc.	17,200	474,720

Specialized REITs (0.8%)
Weyerhaeuser Co.	51,800	1,654,492

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.5%)
Verizon Communications, Inc.	20,800	1,081,184

Wireless Telecommunication Services (0.6%)
Vodafone Group PLC ADR (b)	41,800	1,218,470

Utilities (7.8%)
Electric Utilities (6.1%)
American Electric Power Co., Inc.	45,200	2,902,292
Exelon Corp.	115,000	3,828,350
FirstEnergy Corp.	35,497	1,174,241
Great Plains Energy, Inc.	15,200	414,808
PG&E Corp.	68,400	4,184,028
		12,503,719
Independent Power Producers & Energy Traders (1.4%)
NRG Energy, Inc.	54,300	608,703
The AES Corp.	173,609	2,230,875
		2,839,578
Multi-Utilities (0.3%)
DTE Energy Co.	6,900	646,323
Total common stocks (cost: $186,156,120)		202,814,736

Preferred Stocks (0.3%)
Utilities (0.3%)
Electric Utilities (0.3%)
NextEra Energy, Inc.	12,128	603,974
Total preferred stocks (cost: $600,752)		603,974

Short-Term Securities (0.8%)
Investment Companies (0.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.270%	683,537	683,537
T. Rowe Price Reserve Investment Fund, current rate 0.000%	951,950	951,950
Total short-term securities (cost: $1,635,487)		1,635,487
Total investments in securities (cost: $188,392,359) (d)		205,054,197
Liabilities in excess of cash and other assets (-0.3%)		(632,876)
Total net assets (100.0%)		$204,421,321

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Foreign security: The Fund held 11.5% of net assets in foreign securities at September 30, 2016.
(c)	Non-income producing security.
(d)

At September 30, 2016 the cost of securities for federal income tax purposes was $189,602,176. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$17,695,121
	Gross unrealized depreciation	(2,243,100)

	Net unrealized appreciation	$15,452,021

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Investment In Securities

September 30, 2016

(Unaudited)

(1)         Organization

Securian Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified open-end management investment company, except that SFT Advantus International Bond Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes the following Funds: SFT Advantus Bond, SFT Advantus Dynamic Managed Volatility(formerly known as SFT Advantus Managed Volatility Fund), SFT Advantus Government Money Market (formerly known as SFT Advantus Money Market Fund), SFT Advantus Index 400 Mid-Cap, SFT Advantus Index 500, SFT Advantus International Bond, SFT Advantus Managed Volatility Equity, SFT Advantus Mortgage Securities, SFT Advantus Real Estate Securities, SFT IvySM Growth, SFT IvySM Small Cap Growth, SFT Pyramis® Core Equity, and SFT T. Rowe Price Value Fund. Advantus Capital Management, Inc. (“Advantus Capital”), a wholly-owned subsidiary of Securian Financial Group, Inc., serves as the investment adviser to each of the Funds in the Trust pursuant to an investment advisory agreement between Advantus Capital and the Trust. The Trust’s prospectus provides a detailed description of each Fund’s investment objective, policies and strategies. The Funds may issue two classes of shares: Class 1 and Class 2, except for the SFT Advantus Dynamic Managed Volatility Fund, SFT Advantus Government Money Market Fund, SFT Advantus Managed Volatility Equity Fund, SFT IvySM Growth Fund, SFT IvySM Small Cap Growth Fund, and SFT T. Rowe Price Value Fund which offer shares in only one class. Class 2 shares and shares of the SFT Advantus Dynamic Managed Volatility Fund, SFT Advantus Government Money Market Fund, SFT Advantus Managed Volatility Equity Fund, SFT IvySM Growth Fund, SFT IvySM Small Cap Growth Fund, and SFT T. Rowe Price Value Fund are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to Minnesota Life and Securian Life in connection with Minnesota Life and Securian Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2)         Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services — Investment Companies.” The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Management, Inc. Valuation Committee (“the Valuation Committee “) under the supervision of the Trust’s Board of Trustees (“the Board”) and in accordance with Board-approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Advantus Government Money Market Fund, are valued at market. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the SFT Advantus Government Money Market Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the SFT Advantus Government Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

SFT Advantus International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT Advantus International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT Advantus International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT Advantus International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds (excluding the SFT Advantus Government Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Interest Rate Swaps

The SFT Advantus International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party’s payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate (i.e. Libor).

These agreements are executed on a registered exchange (“centrally cleared interest rate swaps”), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a Fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and

Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made, at which time they are realized.

Options Transactions

Each Fund (excluding the SFT Advantus Government Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government agencies securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At September 30, 2016, no Funds were invested in repurchase agreements.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of September 30, 2016, the SFT Advantus Bond Fund and SFT Advantus Mortgage Securities Fund had entered into outstanding, when-issued or forward commitments at fair value of $7,657,886 and $3,973,304, respectively. The Funds have segregated assets to cover such when-issued and forward commitments.

Money Market Fund Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules that govern money market funds (“Rule 2a-7”). In response to the amendments, effective April 29, 2016, the Fund has changed its name to the SFT Advantus Government Money Market Fund and converted to a ‘government’ money market fund, as defined under Rule 2a-7. As a result, on and after April 29, 2016, the Fund will invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities), as required by Rule 2a-7. It is expected that the fund’s future total returns will be lower than its historical returns due to the conversion to a government money market fund.

Cross-Trades

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust as well as outside of the Trust, where both accounts are managed by the same sub-adviser pursuant to “Cross-Trading” procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by a respective Fund from and to another fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. The Funds did not engage in cross-trades during the period ended September 30, 2016.

(3)         Illiquid Securities

Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the SFT Advantus Government Money Market Fund which limits its investment in illiquid securities to 5% of net assets. At September 30, 2016, the SFT Advantus Bond Fund, SFT Advantus Dynamic Managed Volatility Fund, and SFT Advantus Mortgage Securities Fund held illiquid securities of $7,467,001, $1,466,016 and $1,631,134, respectively, which represent 1.97%, 0.58%, and 1.72% of net assets, respectively. Pursuant to guidelines adopted by the Trust’s Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

The following is a list of illiquid securities by fund, including acquisition date and cost, as of September 30, 2016:

Security	Acquisition Date	Cost
SFT Advantus Bond Fund
American Airlines 2013-2 Class B Pass Through Trust	12/17/2013	$1,393,351
Electricite de France SA	08/09/2016	1,850,816
FAN Engine Securitization, Ltd.	10/18/2013	415,860
Hometown Commercial Mortgage	Various	542,344
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	570,729
Longtrain Leasing III LLC, 2015 - 1A Class A1	01/23/2015	1,287,594
Multi Security Asset Trust	Various	1,524,749
		$7,585,443

SFT Advantus Dynamic Managed Volatility Fund
Aquarion Co.	08/19/2014	$498,267
Longtrain Leasing III LLC, 2015 - 1A Class A2	01/23/2015	999,572
		$1,497,839

SFT Advantus Mortgage Securities Fund
CountryPlace Manufactured Housing Contract Trust	06/29/2005	$16,717
FAN Engine Securitization, Ltd.	10/18/2013	111,218
Government National Mortgage Association	6/17/2003	533,280
Hometown Commercial Mortgage	11/28/2006	82,166
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	185,040
Longtrain Leasing III LLC, 2015 - 1A Class A1	01/23/2015	285,672
Multi Security Asset Trust	Various	978,783
		$2,192,876

(4)         Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used for the period ended September 30, 2016, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at September 30, 2016 using
Fund	Level 1	Level 2	Level 3	Total
SFT Advantus Bond Fund
Assets
Government Obligations	$—	$151,736,665	$—	$151,736,665
Asset-Backed Securities	—	17,000,933	—	17,000,933
Other Mortgage-Backed Securities	—	21,614,043	—	21,614,043
Corporate Obligations	—	173,116,528	—	173,116,528
Investment Companies	23,245,722	—	—	23,245,722
Total Investments	23,245,722	363,468,169	—	386,713,891
Other Financial Instruments*
Futures Contracts	115,427	—	—	115,427

Liabilities
Other Financial Instruments*
Futures Contracts	(116,539)	—	—	(116,539)

SFT Advantus Dynamic Managed Volatility Fund(1)
Assets
Government Obligations	$—	$3,537,137	$—	$3,537,137
Asset-Backed Securities	—	939,471	—	939,471
Other Mortgage-Backed Securities	—	1,032,588	—	1,032,588
Corporate Obligations	—	87,070,121	—	87,070,121
Purchased Put Options	126,599	—	—	126,599
Investment Companies	159,080,962	—	—	159,080,962
Total Investments	159,207,561	92,579,317	—	251,786,878
Other Financial Instruments*
Futures Contracts	18,138	—	—	18,138

Liabilities
Other Financial Instruments*
Futures Contracts	(92,991)	—	—	(92,991)

SFT Advantus Government Money Market Fund(2)
Assets
U.S. Government Obligations	—	65,497,949	—	65,497,949
Investment Companies	11,337,369	—	—	11,337,369
Total Investments	11,337,369	65,497,949	—	76,835,318

SFT Advantus Index 400 Mid-Cap Fund
Assets
Common Stocks	184,365,636	—	—	184,365,636
Investment Companies	14,957,678	—	—	14,957,678
Total Investments	199,323,314	—	—	199,323,314

Liabilities
Other Financial Instruments*
Futures Contracts	(190,405)	—	—	(190,405)

SFT Advantus Index 500 Fund
Assets
Common Stocks	708,790,595	—	—	708,790,595
Investment Companies	14,661,075	—	—	14,661,075
Total Investments	723,451,670	—	—	723,451,670

Liabilities
Other Financial Instruments*
Futures Contracts	(26,143)	—	—	(26,143)

	Fair Value Measurement at September 30, 2016 using
Fund	Level 1	Level 2	Level 3	Total
SFT Advantus International Bond Fund
Assets
Long-Term Debt Securities	—	59,255,103	—	59,255,103
Short-Term Debt Securities	—	24,424,313	—	24,424,313
Investment Companies	24,660,337	—	—	24,660,337
Total Investments	24,660,337	83,679,416	—	108,339,753

Liabilities
Other Financial Instruments*
Interest Rate Swap Contracts	—	(1,740,109)	—	(1,740,109)

SFT Advantus Managed Volatility Equity Fund
Assets
Investment Companies	168,168,762	—	—	168,168,762
Total Investments	168,168,762	—	—	168,168,762

Liabilities
Other Financial Instruments*
Futures Contracts	(115,345)	—	—	(115,345)

SFT Advantus Mortgage Securities Fund
Assets
Government Obligations	—	74,093,757	—	74,093,757
Asset-Backed Securities	—	5,495,797	—	5,495,797
Other Mortgage-Backed Securities	—	5,322,630	—	5,322,630
Corporate Obligations	—	4,986,107	—	4,986,107
Short-Term Securities	8,549,551	—	—	8,549,551
Total Investments	8,549,551	89,898,291	—	98,447,842

SFT Advantus Real Estate Securities Fund
Assets
Common Stocks	148,683,341	—	—	148,683,341
Investment Companies	2,223,490	—	—	2,223,490
Total Investments	150,906,831	—	—	150,906,831

SFT IvySM Growth Fund
Assets
Common Stocks	455,547,988	—	—	455,547,988
Investment Companies	3,839,883	—	—	3,839,883
Total Investments	459,387,871	—	—	459,387,871

SFT IvySM Small Cap Growth Fund
Assets
Common Stocks	153,176,145	—	—	153,176,145
Investment Companies	10,479,351	—	—	10,479,351
Total Investments	163,655,496	—	—	163,655,496

SFT Pyramis® Core Equity Fund
Assets
Common Stocks	117,081,278	—	—	117,081,278
Short-Term Securities	1,306,136	—	—	1,306,136
Total Investments	118,387,414	—	—	118,387,414

SFT T. Rowe Price Value Fund
Assets
Common Stocks	202,814,736	—	—	202,814,736
Preferred Stock	603,974	—	—	603,974
Investment Companies	1,635,487	—	—	1,635,487
Total Investments	205,054,197	—	—	205,054,197

*  Investments in Other Financial Instruments are derivative instruments reflected in the Investments in Securities. All derivatives currently held, are reflected at the gross unrealized appreciation (depreciation) on the instruments.

(1)  Formerly SFT Advantus Managed Volatility Fund

(2)  Formerly SFT Money Market Fund

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities — These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency and Interest Rate Swap Contracts — These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds did not hold any investments categorized as Level 3 during and as of the end of the period.

There were no transfers of financial assets between Levels 1 and 2 during the period.

(5)         Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. Generally the derivative instruments outstanding as of period end are disclosed in the Investments in Securities.

Equity derivatives were purchased or sold to manage the SFT Advantus Index 500, SFT Advantus Index 400 Mid-Cap and SFT Advantus Dynamic Managed Volatility Funds’ shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds.

The SFT Advantus Real Estate Securities Fund includes as a non-principal investment strategy the writing (selling) of covered call options. Generally, the strategy will write call options near a price target for the stock. The goal of the covered call strategy is to enhance income of the Fund through the receipt of premium income from the sale of the call, and to decrease volatility of the overall Fund.

Interest rate derivatives are used both to manage the average duration of a Fund’s fixed income portfolio, as well as to hedge against the effects of interest rate changes on a portfolio’s current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the SFT Advantus International Bond Fund’s current or intended investments in foreign securities, as well as, to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

(6)         Subsequent Events

Management has evaluated subsequent events for the Trust through the date of the filing, and has concluded there are no events that require disclosure.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q in accordance with Rule 30a-3(b) under the Investment Company Act of 1940, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date:  November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President
(Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date:  November 17, 2016